    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 29, 2003


                                                               FILE NO. 2-73428
                                                               FILE NO. 811-3231
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A
                       REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933          / /

                         POST-EFFECTIVE AMENDMENT NO. 29     /X/

                                       AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940      / /

                                AMENDMENT NO. 29             /X/

                                   ----------

                             SEI LIQUID ASSET TRUST
               (Exact Name of Registrant as Specified in Charter)

                               C/O CT CORPORATION
                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code: (800) 342-5734

                               EDWARD D. LOUGHLIN
                           c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                     (Name and Address of Agent for Service)

                                   COPIES TO:

       Richard W. Grant, Esq.                 Thomas P. Lemke, Esq.
       Morgan, Lewis & Bockius LLP            Morgan, Lewis & Bockius LLP
       1701 Market Street                     1111 Pennsylvania Avenue, N.W.
       Philadelphia, Pennsylvania 19103       Washington, D.C. 20004

                                   ----------

      Title of Securities Being Registered. . .Units of Beneficial Interest

                                   ----------

 It is proposed that this filing will become effective (check appropriate box):

          / /  immediately upon filing pursuant to paragraph (b)

          /X/  on October 31, 2003 pursuant to paragraph (b)
          / /  60 days after filing pursuant to paragraph (a)

          / /  on [date] pursuant to paragraph (a) of Rule 485

================================================================================

SEI INVESTMENTS


MONEY MARKET


TREASURY SECURITIES FUND

GOVERNMENT SECURITIES FUND

PRIME OBLIGATION FUND


CLASS A


PROSPECTUS AS OF OCTOBER 31, 2003



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SEI INVESTMENTS / PROSPECTUS


SEI LIQUID ASSET TRUST

ABOUT THIS PROSPECTUS


SEI Liquid Asset Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class A Shares of the Treasury Securities, Government Securities and Prime Obligation Funds that you should know before investing. Please read this prospectus and keep it for future reference.


This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:

     Treasury Securities Fund                                                   2
     Government Securities Fund                                                 5
     Prime Obligation Fund                                                      8
     More Information About Fund Investments                                   11
     Investment Adviser and Sub-Adviser                                        11
     Purchasing and Selling Fund Shares                                        12
     Dividends, Distributions and Taxes                                        15
     Financial Highlights                                                      16
     How to Obtain More Information About SEI Liquid Asset Trust       Back Cover

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Funds' assets in a way that they believe will help each Fund achieve its goal. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. In fact, no matter how good a job SIMC and the Sub-Adviser do, you could lose money on your investment in a Fund, just as you could with other investments.

A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.

TREASURY SECURITIES FUND

FUND SUMMARY

INVESTMENT GOAL:                Preserving principal and maintaining liquidity
                                while providing current income

SHARE PRICE VOLATILITY:         Very low

PRINCIPAL INVESTMENT STRATEGY:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in U.S. Treasury securities

INVESTMENT STRATEGY

The Treasury Securities Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.*

[CHART]

1993       2.84%
1994       3.80%
1995       5.66%
1996       5.11%
1997       5.22%
1998       5.12%
1999       4.65%
2000       5.92%
2001       3.72%
2002       1.31%

BEST QUARTER: 1.54% (12/31/00)


WORST QUARTER: 0.28% (12/31/02)

* The Fund's Class A total return from January 1, 2003 to September 30, 2003 was 0.61%.

This table shows the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002.



                                                                                          SINCE
CLASS A SHARES                                  1 YEAR      5 YEARS      10 YEARS     INCEPTION
-----------------------------------------------------------------------------------------------
Treasury Securities Fund                         1.31%       4.13%         4.33%         5.93%*


* The inception date of the Fund's Class A Shares is January 18, 1982.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                               CLASS A SHARES
---------------------------------------------------------------------------------
Investment Advisory Fees                                                     0.04%
Distribution (12b-1) Fees                                                    None
Other Expenses                                                               0.72%
=================================================================================
     Total Annual Fund Operating Expenses                                    0.76%
Fee Waivers and Expense Reimbursements                                       0.32%
=================================================================================
     Net Expenses                                                            0.44%*
=================================================================================



* SEI Investments Fund Management has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses, net of the Adviser's and Distributor's voluntary fee waivers, from exceeding 0.44%. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2004 and, unless earlier terminated, shall be automatically renewed for successive one year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees.


For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                                         1 YEAR       3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------------------------------
Treasury Securities Fund -- Class A Shares                $  45        $  211       $  392        $  915

GOVERNMENT SECURITIES FUND

FUND SUMMARY

INVESTMENT GOAL:                Preserving principal and maintaining liquidity
                                while providing current income

SHARE PRICE VOLATILITY:         Very low

PRINCIPAL INVESTMENT STRATEGY:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in U.S. government securities

INVESTMENT STRATEGY

The Government Securities Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, and repurchase agreements fully-collateralized by such obligations.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict guidelines about the credit quality, maturity and diversification of its investments. With respect to maturity, these guidelines are more restrictive than the Investment Company Act rules applicable to money market funds.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.*

[CHART]


1993       2.86%
1994       3.91%
1995       5.67%
1996       5.07%
1997       5.17%
1998       5.06%
1999       4.77%
2000       6.06%
2001       3.89%
2002       1.33%


BEST QUARTER: 1.56% (12/31/00)


WORST QUARTER: 0.30% (12/31/02)

* The Fund's Class A total return from January 1, 2003 to September 30, 2003 was 0.61%.

This table shows the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002.



                                                                                                              SINCE
CLASS A SHARES                                                      1 YEAR      5 YEARS      10 YEARS     INCEPTION
-------------------------------------------------------------------------------------------------------------------
Government Securities Fund                                           1.33%       4.21%         4.37%        6.01%*


* The inception date of the Fund's Class A Shares is January 18, 1982.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                         CLASS A SHARES
----------------------------------------------------------------------------
Investment Advisory Fees                                               0.04%
Distribution (12b-1) Fees                                              None
Other Expenses                                                         0.71%
============================================================================
   Total Annual Fund Operating Expenses                                0.75%
Fee Waivers and Expense Reimbursements                                 0.31%
============================================================================
   Net Expenses                                                        0.44%*
============================================================================


* SEI Investments Fund Management has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses, net of the Adviser's and Distributor's fee waivers, from exceeding 0.44%. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2004 and, unless earlier terminated, shall be automatically renewed for successive one year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees.


For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------------
Government Securities Fund -- Class A Shares        $   45   $   209   $   387   $    904

PRIME OBLIGATION FUND

FUND SUMMARY

INVESTMENT GOAL:                  Preserving principal and maintaining liquidity
                                  while providing current income

SHARE PRICE VOLATILITY:           Very low

PRINCIPAL INVESTMENT STRATEGY:    The Fund is professionally managed to provide
                                  liquidity, diversification and a competitive yield by investing in high quality, short-term money market instruments

INVESTMENT STRATEGY

The Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Sub-Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper (including asset-backed commercial paper) rated in the highest short-term rating category by at least one nationally recognized statistical rating organization; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term corporate obligations (including asset-backed securities) rated in one of the two highest short-term rating categories; (iv) short-term obligations issued by state and local governments; and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity, that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict guidelines about credit quality, maturity and diversification of its investments. With respect to credit quality and maturity, these guidelines are more restrictive than the Investment Company Act rules applicable to money market funds.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.*

[CHART]

1993       2.88%
1994       4.00%
1995       5.74%
1996       5.17%
1997       5.33%
1998       5.30%
1999       4.95%
2000       6.19%
2001       3.87%
2002       1.40%

BEST QUARTER:1.58% (12/31/00)


WORST QUARTER: 0.32% (12/31/02)

* The Fund's Class A total return from January 1, 2003 to September 30, 2003 was 0.62%.

This table shows the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002.



                                                                    SINCE
CLASS A SHARES                    1 YEAR   5 YEARS   10 YEARS   INCEPTION
-------------------------------------------------------------------------
Prime Obligation Fund               1.40%     4.33%      4.47%       5.72%*


* The inception date of the Fund's Class A Shares is January 18, 1982.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.04%
Distribution (12b-1) Fees                                                   None
Other Expenses                                                              0.72%
================================================================================
   Total Annual Fund Operating Expenses                                     0.76%
Fee Waivers and Expense Reimbursements                                      0.32%
================================================================================
   Net Expenses                                                             0.44%*
================================================================================



* SEI Investments Fund Management has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses, net of the Adviser's and Distributor's fee waivers, from exceeding 0.44%. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2004 and, unless earlier terminated, shall be automatically renewed for successive one year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees.


For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------
Prime Obligation Fund -- Class A Shares     $   45   $   211   $   392   $    915

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary investment strategies. These strategies are described in detail in the Funds' Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with a Fund's objectives. Of course, there is no guarantee that any Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISER


SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) SERVES AS THE ADVISER OF THE FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUNDS SINCE IT ALLOCATES THE FUNDS' ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Funds' investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the Adviser to the Funds. As of September 30, 2003, SIMC had approximately $46.2 billion in assets under management.

For the period October 18, 2002 to June 30, 2003, SIMC received an annual fee of 0.04%, calculated as a percentage of each Fund's average net assets. For the period July 1, 2002 to October 17, 2002, the Funds' previous investment adviser received an annual fee of 0.01% (after fee waivers), calculated as a percentage of each Fund's average net assets.

BANC OF AMERICA CAPITAL MANAGEMENT, LLC: Banc of America Capital Management, LLC (BACAP LLC), located at 101 S. Tryon Street, Charlotte, NC 28255, serves as the Sub-Adviser to each Fund. A team of investment professionals at BACAP LLC manages the assets of each Fund.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase or sell (sometimes called redeem) Class A Shares of the Funds. The Funds offer Class A Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, a Fund may close early on Business Days that the Bond Market Association recommends that the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.


Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Funds promptly in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.


If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. You may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.


Each Fund calculates its NAV once each Business Day as of 2:00 p.m., Eastern time (3:00, p.m. Eastern time for the Prime Obligation Fund) or as of the close of the Business Day, whichever time is earlier. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds (or their authorized intermediaries) must receive your order in proper form and federal funds (readily available funds) before the Funds calculate their NAV. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, a Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Funds expect their NAV to remain constant at $1.00 per share, although there is no guarantee that any Fund can accomplish this.


FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary that you open your account through is unable to verify your identity.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.


HOW TO SELL YOUR FUND SHARES

If you hold Class A Shares, you may sell your shares on any Business Day by following procedures established when you opened your account or accounts with your financial institution or intermediary. If you have any questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. You may also sell your shares by contacting your financial institution or financial intermediary by mail or telephone. Your financial institution or intermediary may charge you a fee for its services. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediaries) receive your request.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class A Shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%. SIDCo. has voluntarily agreed to waive the shareholder servicing fees applicable to Class A Shares of the Funds. SIDCo. has no current intention to discontinue this voluntary waiver.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends daily and distributes its income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.


Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates on qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Funds intend to maintain a constant $1.00 net asset value per share, you should not expect to realize any gain or loss on the sale of your Fund shares.


MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with the Funds' financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.


SEI LIQUID ASSET TRUST -- FOR THE YEARS ENDED JUNE 30,

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                          NET
                                                        REALIZED
                                                          AND
                                                       UNREALIZED                     NET
                              NET ASSET                  GAINS      DISTRIBUTIONS    ASSET
                                VALUE        NET        (LOSSES)      FROM NET       VALUE
                              BEGINNING   INVESTMENT       ON        INVESTMENT      END OF     TOTAL
                              OF PERIOD    INCOME      SECURITIES      INCOME        PERIOD    RETURN+
------------------------------------------------------------------------------------------------------
TREASURY SECURITIES FUND

CLASS A

  2003                        $    1.00   $     0.01           --   $       (0.01)  $   1.00      1.06%

  2002                             1.00         0.02           --           (0.02)      1.00      1.97

  2001                             1.00         0.05           --           (0.05)      1.00      5.55

  2000                             1.00         0.05           --           (0.05)      1.00      5.24

  1999                             1.00         0.05           --           (0.05)      1.00      4.72


GOVERNMENT SECURITIES FUND

CLASS A

  2003                        $    1.00   $     0.01           --   $       (0.01)  $   1.00      1.08%

  2002                             1.00         0.02           --           (0.02)      1.00      2.05

  2001                             1.00         0.06           --           (0.06)      1.00      5.73

  2000                             1.00         0.05           --           (0.05)      1.00      5.37

  1999                             1.00         0.05           --           (0.05)      1.00      4.74

                                                                                   RATIO OF
                                                                      RATIO OF       NET
                                              RATIO OF   RATIO OF     EXPENSES    INVESTMENT
                                              EXPENSES     NET       TO AVERAGE   INCOME TO
                                                 TO     INVESTMENT      NET        AVERAGE
                               NET ASSETS     AVERAGE   INCOME TO      ASSETS     NET ASSETS
                              END OF PERIOD     NET      AVERAGE     (EXCLUDING   (EXCLUDING
                              ($ THOUSANDS)    ASSETS   NET ASSETS    WAIVERS)     WAIVERS)
--------------------------------------------------------------------------------------------
TREASURY SECURITIES FUND

CLASS A

  2003                        $      79,383       0.44%       1.06%        0.76%        0.74%

  2002                              123,955       0.44        2.04         0.75         1.73

  2001                              145,961       0.44        5.58         0.74         5.28

  2000                              402,982       0.44        5.03         0.73         4.74

  1999                              565,897       0.44        4.62         0.73         4.33

GOVERNMENT SECURITIES FUND

CLASS A

  2003                        $      70,258       0.44%       1.05%        0.75%        0.74%

  2002                               78,003       0.44        2.02         0.75         1.71

  2001                               68,301       0.44        5.61         0.73         5.32

  2000                               63,843       0.44        5.18         0.73         4.89

  1999                              108,468       0.44        4.66         0.73         4.37

                                                          NET
                                                        REALIZED
                                                          AND
                                                       UNREALIZED                     NET
                              NET ASSET                  GAINS      DISTRIBUTIONS    ASSET
                                VALUE        NET        (LOSSES)      FROM NET       VALUE
                              BEGINNING   INVESTMENT      ON         INVESTMENT      END OF     TOTAL
                              OF PERIOD    INCOME      SECURITIES      INCOME        PERIOD    RETURN+
------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND

CLASS A

  2003                        $    1.00    $    0.01           --    $      (0.01)  $   1.00      1.12%

  2002                             1.00         0.02           --           (0.02)      1.00      2.08

  2001                             1.00         0.06           --           (0.06)      1.00      5.75

  2000                             1.00         0.05           --           (0.05)      1.00      5.55

  1999                             1.00         0.05           --           (0.05)      1.00      4.97

                                                                                   RATIO OF
                                                                      RATIO OF       NET
                                              RATIO OF   RATIO OF     EXPENSES    INVESTMENT
                                              EXPENSES     NET       TO AVERAGE   INCOME TO
                                                 TO     INVESTMENT      NET        AVERAGE
                               NET ASSETS     AVERAGE   INCOME TO      ASSETS     NET ASSETS
                              END OF PERIOD     NET      AVERAGE     (EXCLUDING   (EXCLUDING
                              ($ THOUSANDS)    ASSETS   NET ASSETS    WAIVERS)     WAIVERS)
--------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND

CLASS A

  2003                        $   1,050,594       0.44%       1.11%        0.76%        0.79%

  2002                            1,026,880       0.44        2.05         0.75         1.74

  2001                              983,360       0.44        5.73         0.74         5.43

  2000                            1,604,058       0.44        5.41         0.73         5.12

  1999                            1,335,301       0.44        4.84         0.73         4.55



+ Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as "--" are either $0 or have been rounded to $0.

NOTES:

NOTES:

NOTES:

SEI INVESTMENTS


More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI dated October 31, 2003, includes more detailed information about SEI Liquid Asset Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS


These reports typically list the Funds' holdings and contain information from the Funds' managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.


TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

By Telephone:      Call 1-8OO-DIAL-SEI

By Mail:           Write to the Funds at:
                   1 Freedom Valley Drive
                   Oaks, PA 19456

By Internet:       http://www.seic.com


From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Liquid Asset Trust, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Liquid Asset Trust's Investment Company Act registration number is 811-3231.

CMS-F-002 (10/03)

                             SEI LIQUID ASSET TRUST

                                 CLASS A SHARES

                                   PROSPECTUS


                                OCTOBER 31, 2003


                             INSTITUTIONAL CASH FUND

                               INVESTMENT ADVISER:
                     SEI INVESTMENTS MANAGEMENT CORPORATION

                             INVESTMENT SUB-ADVISER:
                     BANC OF AMERICA CAPITAL MANAGEMENT, LLC

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

SEI Liquid Asset Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). This prospectus gives you important information about the Class A Shares of the Institutional Cash Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                      PAGE
     PRINCIPAL INVESTMENT STRATEGIES AND RISKS,
         PERFORMANCE INFORMATION AND EXPENSES                         XXX
     MORE INFORMATION ABOUT FUND INVESTMENTS                          XXX
     INVESTMENT ADVISER AND SUB-ADVISER                               XXX
     PURCHASING AND SELLING FUND SHARES                               XXX
     DIVIDENDS, DISTRIBUTIONS AND TAXES                               XXX
     FINANCIAL HIGHLIGHTS                                             XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT
         SEI LIQUID ASSET TRUST                                       Back Cover

RISK/RETURN INFORMATION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goal. No matter how good a job SIMC and the Sub-Adviser do, you could lose money on your investment in the Fund, just as you could with other investments.


    A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND IS MANAGED TO
   MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY
                            BY INVESTING IN THE FUND.

INSTITUTIONAL CASH FUND

FUND SUMMARY

INVESTMENT GOAL                         Preserving principal and maintaining
                                        liquidity while providing current income

SHARE PRICE VOLATILITY                  Very low

PRINCIPAL INVESTMENT STRATEGY           The Fund is professionally managed to
                                        provide liquidity, diversification and
                                        a competitive yield by investing in
                                        U.S. Treasury securities

INVESTMENT STRATEGY

The Institutional Cash Fund invests exclusively in U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for seven years. The performance information shown is based on full calendar years.*

                      1991                      0.04%
                      1992                      0.02%
                      1993                      0.03%
                      1994                      0.03%
                      1995                      0.03%
                      1996                      0.05%
                      1997                      0.02%

                  BEST QUARTER              WORST QUARTER
                     0.11%                      0.02%
                   (12/31/90)                (12/31/92)

* THE FUND WAS CLOSED ON JANUARY 2, 1998. ALTHOUGH THE FUND ORIGINALLY COMMENCED OPERATIONS ON DECEMBER 31, 1986, IT WAS ONLY OPEN TO SHAREHOLDERS FOR A FEW DAYS EACH YEAR. THE PERFORMANCE INFORMATION HAS NOT BEEN ANNUALIZED.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES FOR THE PERIODS ENDED DECEMBER 31, 1997. AS OF SEPTEMBER 30, 1998, THE FUND WAS NO LONGER OFFERING SHARES.

CLASS A SHARES                 1 YEAR     5 YEARS    10 YEARS    SINCE INCEPTION
--------------------------------------------------------------------------------
INSTITUTIONAL CASH FUND         0.02%       0.03%       0.05%          0.05%*

*    The inception date of the Fund's Class A Shares is December 31, 1986.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)

                                                         CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                      0.02%
Distribution (12b-1) Fees                                     None
Other Expenses                                                0.71%
                                                              -----
Total Annual Fund Operating Expenses                          0.73%*

* The Fund's total actual annual fund operating expenses for the fiscal year ended June 30, 1998 were less than the amount shown above because the Adviser, Administrator, and/or Distributor waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and/or Distributor may each discontinue all or part of their waiver at any time. With this fee waiver, the Fund's actual total operating expenses were as follows:

        Institutional Cash Fund - Class A Shares            0.44%

For more information about these fees, see "Investment Adviser and Sub-Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
INSTITUTIONAL CASH FUND - CLASS A SHARES      $75     $233       $406      $906

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary investment strategies. These strategies are described in detail in the Fund's Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objective. Of course, there is no guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISER


SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) SERVES AS THE ADVISER OF THE FUND, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUND SINCE IT ALLOCATES THE FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the Adviser to the Fund. As of September 30, 2003, SIMC had approximately $46.2 billion in assets under management. SIMC's contractual investment advisory fee for the Fund is an annual rate of 0.075% on the first $500 million of assets and 0.02% on the assets in excess of $500 million calculated as a percentage of the Fund's average net assets. For purposes of calculating this fee, the assets of all of the portfolios of SEI Liquid Asset Trust will be aggregated.

BANC OF AMERICA CAPITAL MANAGEMENT, LLC: Banc of America Capital Management, LLC (BACAP LLC), located at 101 S. Tryon Street, Charlotte, NC 28255, serves as the Sub-Adviser to the Fund. A team of investment professionals at BACAP LLC manages the assets of the Fund.


PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase or sell (sometimes called redeem) Class A Shares of the Fund. The Fund offers Class A Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, the Fund may close early on

Business Days that the Bond Market Association recommends that the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.


Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund promptly in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.


If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. You may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.


The Fund calculates its NAV once each Business Day as of 2:00 p.m., Eastern time or as of the close of the Business Day, whichever time is earlier. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund (or its authorized intermediaries) must receive your order in proper form and federal funds (readily available funds) before the Fund calculates its NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.


HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of all of the net assets of the Fund.

In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Fund can accomplish this.


FOREIGN INVESTORS

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary that you open your account through is unable to verify your identity.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.


HOW TO SELL YOUR FUND SHARES

If you hold Class A Shares, you may sell your shares on any Business Day by following procedures established when you opened your account or accounts with your financial institution or intermediary. If you have any questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. You may also sell your shares by contacting your financial institution or financial intermediary by mail or telephone. Your financial institution or intermediary may charge you a fee for its services. The sale price of each share will be the next NAV determined after the Fund (or its authorized intermediaries) receives your request.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale as promptly as possible after it receives your request, but it may take up to three Business Days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although, it is highly unlikely that your shares would ever be redeemed in kind, you might have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class A Shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%. SIDCo. has voluntarily agreed to waive the shareholder servicing fees applicable to Class A Shares of the Fund. SIDCo. has no current intention to discontinue this voluntary waiver.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.


The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates on qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Fund intends to maintain a constant $1.00 net asset value per share, you should not expect to realize any gain or loss on the sale of your Fund shares.


MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

FINANCIAL HIGHLIGHTS

The Fund was closed on January 2, 1998. Although the Fund originally commenced operations on December 31, 1986, it was only open to shareholders for a few days each year.

The table that follows presents performance information about Class A Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the last five years or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by PricewaterhouseCoopers LLP, independent public accountants.

FINANCIAL HIGHLIGHTS
SEI Liquid Asset Trust -- for the years ended June 30,
For a Share Outstanding Throughout each Period

                                                  REALIZED                      DISTRIBUTIONS      NET
                      NET ASSET                      AND       DISTRIBUTIONS        FROM          ASSET
                        VALUE          NET       UNREALIZED      FROM NET         REALIZED        VALUE
                      BEGINNING    INVESTMENT     GAINS ON      INVESTMENT        CAPITAL         END OF
                      OF PERIOD      INCOME      SECURITIES       INCOME           GAINS          PERIOD
--------------------------------------------------------------------------------------------------------
INSTITUTIONAL CASH(1)
CLASS A
1997                    $1.00        $0.0002         --         $(0.0002)            --           $1.00
1996                     1.00         0.0005         --          (0.0005)            --            1.00
1995                     1.00         0.0003         --          (0.0003)            --            1.00
1994                     1.00         0.0003         --          (0.0003)            --            1.00
1993                     1.00         0.0003         --          (0.0003)            --            1.00

                                                                                                  RATIO OF
                                                                 RATIO OF        RATIO OF            NET
                                                   RATIO OF         NET          EXPENSES        INVESTMENT
                                        NET        EXPENSES     INVESTMENT          TO            INCOME TO
                                      ASSETS          TO         INCOME TO       AVERAGE           AVERAGE
                                      END OF       AVERAGE       AVERAGE        NET ASSETS       NET ASSETS
                        TOTAL         PERIOD          NET           NET         (EXCLUDING       (EXCLUDING
                        RETURN         (000)        ASSETS        ASSETS         WAIVERS)         WAIVERS)
-----------------------------------------------------------------------------------------------------------
INSTITUTIONAL CASH(1)
CLASS A
1997                     3.94%          --           0.44%         3.94%           0.69%            3.69%
1996                     4.58           --           0.44          4.58            0.44             4.58
1995                     4.94           --           0.44          5.19            0.44             5.19
1994                     2.60           --           0.44          2.63            0.44             2.63
1993                     2.83           --           0.44          2.66            0.44             2.66

(1) ALL RATIOS AND TOTAL RETURN FOR THE INSTITUTIONAL CASH PORTFOLIO HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                             SEI LIQUID ASSET TRUST

INVESTMENT ADVISER

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI dated October 31, 2003, includes more detailed information about SEI Liquid Asset Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's manager about fund strategies, market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT OR MORE INFORMATION:

BY TELEPHONE:  Call 1-800-DIAL-SEI

BY MAIL:  Write to the Fund at:
One Freedom Valley Drive
Oaks, PA 19456

BY INTERNET:  HTTP://WWW.SEIC.COM

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Liquid Asset Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-3231.

                             SEI LIQUID ASSET TRUST

                                 CLASS A SHARES
                                   PROSPECTUS


                                OCTOBER 31, 2003


                                MONEY MARKET FUND

                               INVESTMENT ADVISER:
                     SEI INVESTMENTS MANAGEMENT CORPORATION


                             INVESTMENT SUB-ADVISER:
                     BANC OF AMERICA CAPITAL MANAGEMENT, LLC


  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

SEI Liquid Asset Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). This prospectus gives you important information about the Class A Shares of the Money Market Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


                                                                          PAGE
PRINCIPAL INVESTMENT STRATEGIES AND RISKS,
    PERFORMANCE INFORMATION AND EXPENSES...................................XXX
MORE INFORMATION ABOUT FUND INVESTMENTS....................................XXX
INVESTMENT ADVISER AND SUB-ADVISER.........................................XXX
PURCHASING AND SELLING FUND SHARES.........................................XXX
DIVIDENDS, DISTRIBUTIONS AND TAXES.........................................XXX
HOW TO OBTAIN MORE INFORMATION ABOUT
    SEI LIQUID ASSET TRUST..........................................Back Cover

RISK/RETURN INFORMATION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goal. No matter how good a job SIMC and the Sub-Adviser do, you could lose money on your investment in the Fund, just as you could with other investments.


 A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
                                   THE FUND.

MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                  Preserving principal and maintaining liquidity
                                 while providing current income

SHARE PRICE VOLATILITY           Very low

PRINCIPAL INVESTMENT STRATEGY    The Fund is professionally managed to provide
                                 liquidity, diversification and a competitive yield by investing in high quality, short-term money market instruments

INVESTMENT STRATEGY

The Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Sub-Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers, (including asset-backed securities) rated in the highest short-term rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. savings and loan institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity, that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION


As of October 31, 2003, the Money Market Fund had not commenced operations, and did not have a performance history.


FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)



                                                      CLASS A SHARES
------------------------------------------------ -----------------------
Investment Advisory Fees                                  0.04%
Distribution (12b-1) Fees                                  None
Other Expenses                                            0.71%*
                                                          ------
Total Annual Fund Operating Expenses                      0.75%
Fee Waivers and Expense Reimbursements                    0.31%
                                                          -----
Net Expenses                                              0.44%**
------------------------------------------------------------------------

*  Other expenses are estimated.
** SEI Investments Fund Management has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.44%.

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                  1 YEAR         3 YEARS
MONEY MARKET FUND - CLASS A SHARES                   $45            $209

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary investment strategies. These strategies are described in detail in the Fund's Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives. Of course, there is no guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISER


SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) SERVES AS THE ADVISER OF THE FUND, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUND SINCE IT ALLOCATES THE FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.


The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Fund's investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives.


SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the Adviser to the Fund. As of September 30, 2003, SIMC had approximately $46.2 billion in assets under management. SIMC's contractual investment advisory fee for the Fund is an annual rate of 0.075% on the first $500 million of assets and 0.02% on the assets in excess of $500 million calculated as a percentage of the Fund's average net assets. For purposes of calculating this fee, the assets of all of the portfolios of SEI Liquid Asset Trust will be aggregated.

BANC OF AMERICA CAPITAL MANAGEMENT, LLC: Banc of America Capital Management, LLC (BACAP LLC), located at 101 S. Tryon Street, Charlotte, NC 28255, serves as the Sub-Adviser to the Fund. A team of investment professionals at BACAP LLC manages the assets of the Fund.


PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase or sell (sometimes called redeem) Class A shares of the Fund. The Fund offers Class A Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES


You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, the Fund may close early on Business Days that the Bond Market Association recommends that the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.


Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.


Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund promptly in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.


If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. You may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.


The Fund calculates its NAV once each Business Day as of 2:00 p.m., Eastern time or as of the close of the Business Day, whichever time is earlier. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund (or its authorized intermediaries) must receive your order in proper form and federal funds (readily available funds) before the Fund calculates its NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.


HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Fund can accomplish this.

FOREIGN INVESTORS

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.


CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.


Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.


The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary that you open your account through is unable to verify your identity.



Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.


HOW TO SELL YOUR FUND SHARES

If you hold Class A Shares, you may sell your shares on any Business Day by following procedures established when you opened your account or accounts with your financial institution or intermediary. If you have any questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. You may also sell your shares by contacting your financial institution or financial intermediary by mail or telephone. Your financial institution or intermediary may charge you a fee for its services. The sale price of each share will be the next NAV determined after the Fund (or its authorized intermediaries) receives your request.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale as promptly as possible after it receives your request, but it may take up to three Business Days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you might have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class A Shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%. SIDCo. has voluntarily agreed to waive the shareholder servicing fees applicable to Class A Shares of the Fund. SIDCo. has no current intention to discontinue this voluntary waiver.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.


The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates on qualifying dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Fund intends to maintain a constant $1.00 net asset value per share, you should not expect to realize any gain or loss on the sale of your Fund shares.


MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

                             SEI LIQUID ASSET TRUST

INVESTMENT ADVISER

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI dated October 31, 2003, includes detailed information about SEI Liquid Asset Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's manager about fund strategies, market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  CALL 1-800-DIAL-SEI

BY MAIL:  Write to the Fund at:
One Freedom Valley Drive
Oaks, PA 19456

BY INTERNET:  http://www.seic.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Liquid Asset Trust, from the EDGAR Database at the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information upon payment of a duplicating fee by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-03231.

                             SEI LIQUID ASSET TRUST

Administrator:

   SEI Investments Fund Management

Distributor:

   SEI Investments Distribution Co.

Investment Adviser:

   SEI Investments Management Corporation

Investment Sub-Adviser:

   Banc of America Capital Management, LLC


        This STATEMENT OF ADDITIONAL INFORMATION is not a Prospectus. It is intended to provide additional information regarding the activities and operations of SEI Liquid Asset Trust (the "Trust"), and should be read in conjunction with the Trust's Class A Prospectuses, each of which is dated October 31, 2003. Prospectuses may be obtained upon request and without charge by writing the Trust's distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734. Unless otherwise defined herein, capitalized terms used herein but not defined shall have the respective meanings set forth in the Prospectuses.

        The Trust's financial statements for the fiscal year ended June 30, 2003, including notes thereto and the report of PricewaterhouseCoopers LLP, thereon, are herein incorporated by reference. A copy of the 2003 Annual Report must accompany the delivery of this Statement of Additional Information.


                                TABLE OF CONTENTS


THE TRUST                                                                    S-3
INVESTMENT OBJECTIVES AND POLICIES                                           S-3
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS                        S-4
Asset-Backed Securities                                                      S-4
Commercial Paper                                                             S-5
Demand Instruments                                                           S-5
Fixed Income Securities                                                      S-5
Foreign Securities                                                           S-5
GNMA Securities                                                              S-6
Illiquid Securities                                                          S-6
Insurance Funding Agreements                                                 S-6
Obligations of Domestic Ranks, Foreign Banks and Foreign Branches of U.S.
  Banks                                                                      S-7
Municipal Securities                                                         S-7
Repurchase Agreements                                                        S-8
Restricted Securities                                                        S-8
Supranational Agency Obligations                                             S-8
U.S. Government Securities                                                   S-8
Variable or Floating Rate Instruments                                        S-9
When-Issued and Delayed Delivery Securities                                  S-9
INVESTMENT LIMITATIONS                                                       S-9
THE ADMINISTRATOR AND TRANSFER AGENT                                        S-12
THE ADVISER AND SUB-ADVISER                                                 S-13
DISTRIBUTION AND SHAREHOLDER SERVICING                                      S-14
TRUSTEES AND OFFICERS OF THE TRUST                                          S-14
PERFORMANCE                                                                 S-19
PURCHASE AND REDEMPTION OF SHARES                                           S-22
TAXES                                                                       S-23
FUND TRANSACTIONS                                                           S-25

DESCRIPTION OF SHARES                                                       S-27
LIMITATION OF TRUSTEES' LIABILITY                                           S-27
CODE OF ETHICS                                                              S-27
VOTING                                                                      S-28
SHAREHOLDER LIABILITY                                                       S-28
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES                         S-28
CUSTODIAN                                                                   S-30
EXPERTS                                                                     S-30
LEGAL COUNSEL                                                               S-30
DESCRIPTION OF RATINGS                                                      S-30



October 31, 2003

                                    THE TRUST

        SEI Liquid Asset Trust (the "Trust") is a diversified, open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated July 20, 1981. The Declaration of Trust permits the Trust to offer separate series ("funds") of units of beneficial interest ("shares") and separate classes of funds. Each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio.

        The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

        This Statement of Additional Information relates to the shares of the following funds: Treasury Securities, Government Securities, Prime Obligation, Institutional Cash and Money Market Funds (each a "Fund" and, together, the "Funds"), and any classes of the Funds. Currently, the Institutional Cash and Money Market Funds are not selling shares.

                       INVESTMENT OBJECTIVES AND POLICIES

        TREASURY SECURITIES FUND--The Treasury Securities Fund seeks to preserve principal and maintain liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully-collaterized by such obligations. The repurchase agreement dealers selected for the Treasury Securities Fund must meet certain creditworthiness criteria established by Standard & Poor's Corporation ("S&P").


        GOVERNMENT SECURITIES FUND--The Government Securities Fund seeks to preserve principal and maintain liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in: (i) U.S. Treasury obligations; (ii) obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; and (iii) repurchase agreements fully-collateralized by such obligations.

        PRIME OBLIGATION FUND--The Prime Obligation Fund seeks to preserve principal and maintain liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in the following obligations of U.S. issuers (excluding foreign branches of U.S. banks or U.S. branches of foreign banks): (i) commercial paper (including asset-backed commercial paper) rated at least A-1 by S&P or Prime-1 by Moody's Investors Service, Inc. ("Moody's") at the time of investment or, if not rated, determined by the Sub-Adviser to be of comparable quality; (ii) obligations (including certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. commercial banks or savings and loan institutions that are members of the Federal Reserve System or are insured by the Federal Deposit Insurance Corporation, which banks or institutions have total assets of $500 million or more as shown on their most recent public financial statements, at the time of investment, provided that such obligations are rated in the top two short-term rating categories by two or more nationally recognized statistical rating organizations ("NRSROs"), or one NRSRO if only one NRSRO has rated the security at the time of investment or, if not rated, determined by the Sub-Adviser to be of comparable quality; (iii) short-term corporate obligations (including asset-backed securities) rated AAA or AA by S&P or Aaa or Aa by Moody's at the time of investment or, if not rated, determined by the Sub-Adviser to be of comparable quality; (iv) short-term obligations issued by state and local governmental issuers, which are rated, at the time of investment, by at least two NRSROs in one of the two highest municipal bond rating categories, and which carry yields that are competitive with those of other types of money market instruments of comparable quality; (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; and (vi) repurchase agreements involving any of the foregoing obligations.

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        INSTITUTIONAL CASH FUND--The Institutional Cash Fund seeks to preserve principal and maintain liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations.

        MONEY MARKET FUND--The Money Market Fund seeks to preserve principal and maintain liquidity while providing current income. Under normal market conditions, the Fund invests in the following U.S. dollar denominated obligations: (i) commercial paper issued by U.S. and foreign issuers rated at the time of investment in the highest short-term rating category by two or more NRSROs, or one NRSRO if only one NRSRO has rated the security or, if not rated, determined by the Sub-Adviser to be of comparable quality; (ii) obligations (including certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements, at the time of investment; (iii) short-term corporate obligations issued by U.S. and foreign issuers with a remaining term of not more than 397 days that issue commercial paper of comparable priority and security meeting the above ratings; (iv) short-term obligations issued by state and local governmental issuers which are rated, at the time of investment, by at least two NRSROs in one of the two highest municipal bond rating categories, or, if not rated, determined by the Sub-Adviser to be of comparable quality, and which carry yields that are competitive with those of other types of money market instruments of comparable quality; (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. Government; (vi) U.S. dollar denominated obligations of foreign governments, including Canadian and Provincial Government and Crown Agency obligations; (vii) repurchase agreements involving any of the foregoing obligations; and (viii) custodial receipts representing investments in component parts of U.S. Treasury obligations.

        The quality, maturity and diversification requirements of the Government Securities and Prime Obligation Funds are more restrictive than those imposed by Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Government Securities and Prime Obligation Funds may only purchase securities with a remaining maturity of 365 days or less, and, as a matter of non-fundamental policy, will maintain a dollar-weighted average portfolio maturity of 90 days or less. If shareholders of these Funds elect to modify the Funds' investment limitations in the future, the Funds could take advantage of certain provisions in the Rule that are more liberal than the Funds' policies and that are followed by the Trust's other Funds.

              DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS


        The following are descriptions of the permitted investments and investment practices discussed in the Funds' "Investment Objectives and Policies" section and the associated risk factors. A Fund may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of the Adviser or Sub-Adviser, as applicable, such investment will be advantageous to the Fund. A Fund is free to reduce or eliminate its activity in any of these areas. The Adviser or Sub-Adviser, as applicable, will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by a Fund's stated investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund's objectives.

        ASSET-BACKED SECURITIES--The Prime Obligation and Money Market Funds may invest in asset-backed securities. Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.


        Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.


        Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder. There may be a limited secondary market for such securities.


        COMMERCIAL PAPER--The Prime Obligation and Money Market Funds may invest in commercial paper. Commercial paper is the term used to designate unsecured, short-term promissory notes issued by corporations and other entities. Maturities on these vary from a few to 270 days.

        DEMAND INSTRUMENTS--Certain instruments may entail a demand feature which permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable amount master demand notes. Demand instruments with demand notice periods exceeding seven days are considered to be illiquid securities. Additional information about illiquid securities is provided under "Illiquid Securities."

        FIXED INCOME SECURITIES--Fixed income securities consist primarily of debt obligations issued by governments, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of a Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

        In addition, there is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect the Fund's net asset value.

        FOREIGN SECURITIES--The Money Market Fund may invest in U.S. dollar denominated obligations of foreign issuers, including foreign branches of U.S. commercial banks and foreign banks. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source and greater fluctuations in value due to changes in exchange rates. Foreign issuers of securities or obligations often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

        The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign countries and the U.S. dollar.

Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund.

        GNMA SECURITIES--The Prime Obligation, Money Market and Government Securities Funds may invest in securities issued by the Government National Mortgage Association ("GNMA"), a wholly-owned U.S. Government corporation which guarantees the timely payment of principal and interest. However, any premiums paid to purchase these instruments are not subject to GNMA guarantees.

        GNMA securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year mortgage-backed bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, the Funds will receive monthly scheduled payments of principal and interest. In addition, the Funds may receive unscheduled principal payments representing prepayments on the underlying mortgages. Any prepayments will be reinvested at the then-prevailing interest rate.

        Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. Due to this prepayment feature, GNMA certificates tend not to increase in value as much as most other debt securities when interest rates decline.

        ILLIQUID SECURITIES--Each Fund may invest up to 10% of its net assets in illiquid securities. Illiquid securities are securities which cannot be sold or disposed of within seven business days at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Trust's Board of Trustees, the Sub-Adviser determines the liquidity of a Fund's investments. In determining the liquidity of the Fund's investments, the Sub-Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).


        INSURANCE FUNDING AGREEMENTS--An insurance funding agreement
("IFA") is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for an IFA becomes part of the general assets of the insurance company, and the obligation is repaid from the company's general assets. Generally, IFAs are not assignable or transferable without the permission of the issuing insurance company, and an active secondary market in IFAs may not exist. Therefore, IFAs will be subject to a Fund's limitation on investment in illiquid securities when the Fund may not demand payment of the principal amount within seven days and a reliable trading market is absent. Additional information about illiquid securities is provided under "Illiquid Securities."

        OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS--Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:


        BANKERS' ACCEPTANCES. The Prime Obligation and Money Market Funds may invest in banker's acceptances. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.


        BANK NOTES. Bank notes are notes used to represent debt obligations issued by banks in large denominations.


        CERTIFICATES OF DEPOSIT. The Prime Obligation and Money Market Funds may invest in certificates of deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal are considered to be illiquid securities. Additional information about illiquid securities is provided under "Illiquid Securities."


        TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities. Additional information about illiquid securities is provided under "Illiquid Securities."

        MUNICIPAL SECURITIES--Municipal Securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Additional information regarding municipal securities is described below:

        MUNICIPAL BONDS. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities, as well as certain other categories. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

        MUNICIPAL LEASES. Municipal leases are instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation.

        MUNICIPAL NOTES. Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes, and construction loan notes and participation interests in municipal notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

        REPURCHASE AGREEMENTS--The Treasury Securities, Government Securities, Prime Obligation, and Money Market Funds may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by the Sub-Adviser. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement. The Sub-Adviser continually monitors compliance with this requirement, as well as the ongoing financial condition and credit-worthiness of the counterparty. Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.


        RESTRICTED SECURITIES--Restricted securities are securities that may not be sold to the public absent registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. Permitted investments for a Fund include restricted securities. Restricted securities, including securities eligible for re-sale under Rule 144A of the 1933 Act, that are determined to be liquid are not subject to a Fund's limitation on investments in illiquid securities. This determination is to be made by the Fund's Sub-Adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the Sub-Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the market place trades. In purchasing such Restricted Securities, the Sub-Adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.


        SUPRANATIONAL AGENCY OBLIGATIONS--The Money Market Fund may invest in supranational agency obligations. Supranational agency obligations are debt obligations established through the joint participation of several governments, and include the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank, and the Nordic Investment Bank.


        U.S. GOVERNMENT SECURITIES--The Funds may invest in U.S. Government securities. Examples of types of U.S. Government securities in which a Fund may invest include U.S. Treasury obligations and the obligations of U.S. Government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, Government National Mortgage

Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

        U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury as well as separately traded interest and principal component parts of such obligations, known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").


        U.S. TREASURY STRIPS. U.S. Treasury STRIPS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest-paying investments.

        U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do no extend to the value or yield of these securities nor to the value of a Fund's shares.

        VARIABLE OR FLOATING RATE INSTRUMENTS--Certain of the Funds may invest in variable or floating rate instruments. These securities may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

        WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--Each Fund may invest in when-issued and delayed delivery securities. When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. A Fund will segregate or earmark liquid assets with its Custodian in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to a Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for their portfolios, the Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.


                             INVESTMENT LIMITATIONS

        FUNDAMENTAL POLICIES. The following investment limitations are fundamental policies of each Fund which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or
(ii) more than 50% of a Fund's outstanding shares, whichever is less.



        No Fund may:


   1. Purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

   2. Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

   3. Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

   4. Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

   5. Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

   6. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.


        NON-FUNDAMENTAL POLICIES. The following investment limitations are non-fundamental policies of the Trust and may be changed without shareholder approval.


        No Fund may:


   1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or securities of other investment companies), if as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer or if the Fund would acquire more than 10% of the voting securities of such issuer; provided, however, that each Fund may invest up to 25% of its total assets without regard to this restriction as permitted by Rule 2a-7 under the 1940 Act.

   2. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in
        (i) domestic banks and U.S. branches of foreign banks, which a Fund has determined to be subject to the same regulation as U.S. banks, or (ii) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


   3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of that Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce the income of that Fund.

   4. Make loans, except that a Fund may purchase or hold debt instruments in accordance with its investment objective, enter into repurchase agreements and loan its portfolio securities.

   5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by a Fund's borrowing policy in aggregate amounts not to exceed 10% of the net assets of such Fund taken at fair market value at the time of the incurrence of such loan.

   6.   Invest in companies for the purpose of exercising control.

   7. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, to the extent consistent with its investment objective, a Fund may: (i) invest in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaged in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interest therein; (ii) hold or sell real estate received in connection with securities it holds or held; or (iii) trade in futures contracts and options on futures contracts (including options on currencies) to the extent consistent with a Fund's investment objective and policies.

   8. Make short sales of securities, maintain a short position or purchase securities on margin, except that a Fund may obtain short-term credits as necessary for the clearance of security transactions.

   9. Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.



   10. Purchase warrants, puts, calls, straddles, spreads or combinations thereof.


   11. Invest in interests in oil, gas or other mineral exploration or development programs.

   12.  Invest more than 10% of its net assets in illiquid securities.

   13. The Government Securities and Prime Obligation Funds must maintain an average dollar-weighted Fund maturity of 90 days or less.


   14. With respect to the Treasury Securities Fund, invest less than 80% of its net assets, under normal circumstances, in treasury securities. This non-fundamental policy may be changed by the Board of Trustees with at least 60 days' notice to the Fund's shareholders.

   15. With respect to the Government Securities Fund, invest less than 80% of its net assets, under normal circumstances, in government securities. This non-fundamental policy may be changed by the Board of Trustees with at least 60 days' notice to the Fund's shareholders.



        The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.


        DIVERSIFICATION. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than U.S. Government securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.


        CONCENTRATION. The SEC has presently defined concentration as investing 25% or more of an investment company's net assets in an industry or group of industries, with certain exceptions.

        BORROWING. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

        LENDING. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. Each Fund's non-fundamental investment policy on lending is set forth above.

        UNDERWRITING. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

        REAL ESTATE. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The Funds have adopted a fundamental policy that would permit direct investment in real estate. However, each Fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of each Fund's Board of Trustees.

        SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.



        OTHER POLICIES. The Funds are prohibited from acquiring any securities of registered open-end investment companies or registered unit investment trusts in reliance on section 12(d)(1)(G) or section 12(d)(1)(H) of the 1940 Act.


                      THE ADMINISTRATOR AND TRANSFER AGENT


        GENERAL. SEI Investments Fund Management (the "Administrator"), a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

        ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration and transfer agency agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.


        The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (a) by a vote of a majority of the Trustees of the Trust on not less than 60 days written notice to the Administrator; or (b) by the Administrator on not less than 90 days written notice to the Trust.


        ADMINISTRATION FEE. The Administrator has agreed contractually to waive its fee in order to limit operating expenses of the Funds to not more than 0.44% of average net assets of the Class A shares. As to the Institutional Cash Fund only, this waiver is voluntary and may be terminated at any time. Shareholders will be notified in advance if and when the waiver is terminated. The Administrator will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest, litigation and extraordinary expenses.

        For the fiscal years ended June 30, 2001, 2002 and 2003, the Funds paid fees to the Administrator as follows:



                                               MANAGEMENT FEES PAID                      MANAGEMENT FEES WAIVED
                                   ------------------------------------------   ------------------------------------------
                                       2001           2002           2003           2001           2002           2003
                                   ------------   ------------   ------------   ------------   ------------   ------------
Treasury Securities Fund           $  1,305,005   $    558,218   $    425,835   $     97,001   $     39,165   $     65,829
Government Securities Fund         $    284,813   $    256,115   $    239,130   $     11,674   $     16,851   $     36,634
Prime Obligation Fund              $  5,386,415   $  3,865,790   $  3,808,763   $    444,467   $    359,625   $    619,553
Institutional Cash Fund                 *              *              *              *              *              *
Money Market Fund                       *              *              *              *              *              *


----------
*  Not in operation during such period.

                           THE ADVISER AND SUB-ADVISER


        GENERAL. SEI Investments Management Corporation ("SIMC" or the "Adviser") is a wholly-owned subsidiary of SEI Investments, a financial services company. The principal business address of SIMC and SEI Investments is Oaks, Pennsylvania 19456. SEI Investments was founded in 1968 and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. SIMC and its affiliates currently serve as adviser to 8 investment companies, including more than 45 funds, with approximately $46.2 billion in assets as of September 30, 2003.

        SIMC AND THE MANAGER OF MANAGERS STRUCTURE. SIMC is the investment adviser to the Funds, and operates as a "manager of managers." SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Trust's Board of Trustees, to retain unaffiliated investment sub-advisers for a Fund without submitting the sub-advisory agreement to a vote of the Fund's shareholders. Among other things, the exemptive relief permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreements. The Trust will notify shareholders in the event of any change in the identity of the sub-advisers for a Fund.


        Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds' assets to the sub-advisers, monitors and evaluates the sub-advisers' performance, and oversees sub-adviser compliance with the Funds' investment objectives, policies and restrictions. SIMC HAS THE ULTIMATE RESPONSIBILITY FOR THE INVESTMENT PERFORMANCE OF THE FUNDS DUE TO ITS RESPONSIBILITY TO OVERSEE SUB-ADVISERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.


        THE SUB-ADVISER. Banc of America Capital Management, LLC ("BACAP LLC") serves as the Sub-Adviser to each Fund. BACAP LLC is a wholly-owned subsidiary of Bank of America, N.A., which in turn is an indirect wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware Corporation.

        ADVISORY AND SUB-ADVISORY AGREEMENT. SIMC serves as investment adviser to each Fund under an investment advisory agreement with the Trust ("Advisory Agreement"). BACAP LLC serves as investment sub-adviser to each Fund under an investment sub-advisory agreement between SIMC and BACAP LLC (the "Sub-Advisory Agreement"). The continuance of the Advisory and Sub-Advisory Agreements after the first two (2) years of the Agreement must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory or Sub-Advisory Agreements, as applicable, or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory and Sub-Advisory Agreements each will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser (or Sub-Adviser for the Sub-Advisory Agreement), or by the Adviser (or Sub-Adviser for the Sub-Advisory Agreement) on 90 days' written notice to the Trust.

        The Advisory Agreement and Sub-Advisory Agreements provide that the Adviser or Sub-Adviser, as applicable, shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

        ADVISORY AND SUB-ADVISORY FEES. The Adviser is entitled to a fee for its investment advisory services, which is calculated daily and paid monthly, at the following annual rates: 0.075% of the Trust's daily net assets up to $500 million, and 0.02% of the Trust's daily net assets in excess of $500 million. The fee is allocated among the Funds based upon their relative net assets. SIMC may voluntarily waive portions of its fees, although such waiver is not expected to affect any Fund's total operating expenses, due to the nature of the Administrator's fee waivers. SIMC may terminate its waiver at any time.

        For the fiscal years ended June 30, 2001, 2002 and 2003, the table below shows: (i) the advisory fees paid to Wellington Management Company, LLP ("Wellington Management"), the Funds' former adviser, and SIMC by each Fund; and
(ii) the advisory fees waived by Wellington Management or SIMC.

                                    ADVISORY FEES PAID                  ADVISORY FEES WAIVED
                             ---------------------------------    ---------------------------------
                               2001        2002        2003         2001        2002        2003
                             ---------   ---------   ---------    ---------   ---------   ---------
Treasury Securities Fund     $  41,784   $  17,782   $  37,576+   $  76,270   $  42,909   $  11,870
Government Securities Fund   $   8,835   $   8,122   $  22,753+   $  16,126   $  19,600   $   4,974
Prime Obligation Fund        $ 173,538   $ 125,769   $ 349,566+   $ 317,264   $ 303,495   $  95,692
Institutional Cash Fund          *           *           *            *           *           *
Money Market Fund                *           *           *            *           *           *


----------
*  Not in operation during such period.

+ Prior to October 18, 2002, advisory fees were paid to Wellington Management, the Funds' former adviser.

        For the fiscal year ended June 30, 2003, the table below shows (i) the dollar amount of the sub-advisory fees paid to BACAP LLC by SIMC; and (ii) the dollar amount of the sub-advisory fees voluntarily waived by BACAP LLC:



                               SUB-ADVISORY FEES PAID   SUB-ADVISORY FEES WAIVED
                               ----------------------   ------------------------
                                        2003                      2003
                                        ----                      ----
Treasury Securities Fund              $  10,015                   $  0
Government Securities Fund            $   6,334                   $  0
Prime Obligation Fund                 $  94,843                   $  0
Institutional Cash Fund                   *                        *
Money Market Fund                         *                        *


----------

*  Not in operation during such period.


                     DISTRIBUTION AND SHAREHOLDER SERVICING


        GENERAL. SEI Investments Distribution Co. (the "Distributor"), serves as each Fund's distributor. The Distributer, a wholly owned subsidiary of SEI Investments, has its principal business offices at Oaks, Pennsylvania 19456.

        DISTRIBUTION AGREEMENT WITH THE TRUST. The Distributor serves as each Fund's distributor pursuant to a distribution agreement ("Distribution Agreement") with the Trust. The Distribution Agreement shall be reviewed and ratified at least annually (i) by the Trust's Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to a particular Fund on not less than sixty days' notice by the Trust's Trustees, by vote of a majority of the outstanding shares of such Fund or by the Distributor. The Distributor will receive no compensation for the distribution of Fund shares.

        SHAREHOLDER SERVICING PLAN. The Funds have adopted a shareholder servicing plan for their Class A shares (the "Service Plan"). Under this Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following services: assisting sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.


                       TRUSTEES AND OFFICERS OF THE TRUST


        BOARD OF TRUSTEES RESPONSIBILITIES. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees are responsible for overseeing each of the Funds and each fund of SEI Index Funds, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust (the "Fund Complex"), which currently consists of 54 funds and includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.


        MEMBERS OF THE BOARD OF TRUSTEES. Set forth below are the name, date of birth, position with the Trust, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, Oaks, Pennsylvania 19456.


INTERESTED TRUSTEES.


        ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees* (since 1995)--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Adviser, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds, Expedition Funds, The MDL Funds, SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust.

        WILLIAM M. DORAN (DOB 05/26/40)--Trustee* (since 1995)--1701 Market Street, Philadelphia, PA 19103. Self-employed Consultant. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, the Adviser, the Administrator and the Distributor. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, The MDL Funds, SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust.


INDEPENDENT TRUSTEES.


        F. WENDELL GOOCH (DOB 12/03/32)--Trustee (since 1995)--President, Orange County Publishing Co., Inc.; Publisher, Paoli News and Paoli Republican; and Editor, Paoli Republican, October 1981-January 1997. President, H&W Distribution, Inc., July 1984 to January 1997. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee of SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, STI Classic Funds and STI Classic Variable Trust.

        JAMES M. STOREY (DOB 04/12/31)--Trustee (since 1995)--Attorney, Solo Practitioner since 1994. Partner, Dechert Price & Rhoads (law firm), September 1987-December 1993. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, State Street Capital Trust (consisting of 24 portfolios), Massachusetts Health and Education Tax-Exempt Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust.

        GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee (since 1996)--Self Employed Consultant, Newfound Consultants Inc. since April 1997. Hedge Fund Manager, Teton Partners, L.P., June 1991-December 1996; Hedge Fund Manager, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, State Street Navigator Securities Lending Trust, since 1995; Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, MDL Funds, SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust.

        ROSEMARIE B. GRECO (DOB 03/31/46)--Trustee (since 1999)--Director, Governor's Office of Health Care Reform, Commonwealth of Pennsylvania (2003); Founder and Principal, Grecoventures Ltd. (1999-2002). Interim President & Chief Executive Officer, Private Industry Council of Philadelphia, April 1998-August 1998. President, Corestates Financial Corp., 1996-1997; Chief Executive Officer and

President, Corestates Bank, N.A., 1994-1997; Director, Sunoco, Inc.; Director, Exelon Corporation; Trustee, Pennsylvania Real Estate Investment Trust. Trustee of SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust.

        NINA LESAVOY (DOB 07/24/57)--Trustee (since 2003)--Partner, Cue Capital since 2002; Head of Sales, Investorforce, January 2000-December 2001; Global Partner working for the CEO, Invesco Capital, January 1998-January 2000. Head of Sales and Client Services, Chancellor Capital and later LGT Asset Management, 1986-2000. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust and SEI Tax Exempt Trust.


----------
* Messrs. Nesher and Doran are Trustees who may be deemed to be interested persons of the Funds as that term is defined in the 1940 Act by virtue of their relationship with SIMC and the Trust's Distributor.

        BOARD STANDING COMMITTEES. The Board has established the following standing committees:


        - AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Gooch, Storey and Sullivan and Ms. Greco and Ms. Lesavoy currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four times during the Trust's most recently completed fiscal year.

        - FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serve as the Board's delegates on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met nine times during the Trust's most recently completed fiscal year.

        - NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the "1934 Act") in conjunction with a shareholder meeting to consider the election of Trustees. Messrs. Gooch, Storey and Sullivan and Ms. Greco and Ms. Lesavoy currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and met once during the Trust's most recently completed fiscal year.

        BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS. As discussed in the section of this SAI entitled "The Adviser and Sub-Adviser" the Board's continuance of the Trust's Advisory and Sub-Advisory Agreements must be specifically approved at least annually:
(i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory or the Sub-Advisory Agreement, as applicable, or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory or Sub-Advisory Agreements for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser and Sub-Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, as well as other information they obtain independently, to help them decide whether to renew the Advisory Agreement or Sub-Advisory Agreement for another year. In addition, at various times during the year, the Trustees review and discuss issues related to the Advisory and Sub-Advisory Agreements.

        Before meeting for the approval of the Advisory Agreement and Sub-Advisory Agreement, the Board requested and received written materials from the Adviser and Sub-Adviser about: (a) the quality of the Adviser's and Sub-Adviser's investment management and other services; (b) the Adviser's and Sub-Adviser's investment management personnel; (c) the Adviser's and Sub-Adviser's operations and financial condition; (d) the Adviser's and Sub-Adviser's brokerage practices (including any soft dollar arrangements) and the investment strategies; (e) the level of the advisory fees that the Adviser and the Sub-Adviser charge a Fund compared with the fees each charges to comparable mutual funds or accounts (if any); (f) the level of the Adviser's and Sub-Adviser's compliance systems; and (g) the Adviser's and Sub-Adviser's reputation, expertise and resources in domestic financial markets.

        Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously agreed to approve the Agreements in consideration that: (i) the terms of each Agreement are fair and reasonable; and (ii) the Adviser's and the Sub-Adviser's fees are reasonable in light of the services the Adviser and the Sub-Adviser will provide to the Funds.

        FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) of the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.



                                 DOLLAR RANGE OF       AGGREGATE DOLLAR RANGE OF
NAME                           FUND SHARES (FUND)*      SHARES (FUND COMPLEX)*
----                           -------------------     -------------------------
Mr. Nesher                            None                   Over $100,000
Mr. Doran                             None                       None
Mr. Gooch                             None                   Over $100,000
Mr. Storey                            None                       None
Mr. Sullivan                          None                       None
Ms. Greco                             None                       None
Ms. Lesavoy+                          None                       None


----------

*  Valuation date as of December 31, 2002.
+  Ms. Lesavoy was appointed a Trustee as of September 17, 2003.

        BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.


                                           PENSION OR
                                            RETIREMENT        ESTIMATED           TOTAL
                                         BENEFITS ACCRUED      ANNUAL       COMPENSATION FROM
                            AGGREGATE       AS PART OF      BENEFITS UPON    THE TRUST AND
NAME                      COMPENSATION     FUND EXPENSES     RETIREMENT       FUND COMPLEX
------------             --------------  ----------------   -------------   -----------------
Mr. Nesher                  $      0           N/A               N/A           $        0
Mr. Doran                   $      0           N/A               N/A           $        0
Mr. Gooch                   $  4,527           N/A               N/A           $  133,000
Mr. Storey                  $  4,527           N/A               N/A           $  133,000
Mr. Sullivan                $  4,527           N/A               N/A           $  133,000
Ms. Greco                   $  4,527           N/A               N/A           $  133,000
Ms. Lesavoy                    *                *                 *                 *


----------

* Ms. Lesavoy was appointed a Trustee as of September 17, 2003 and did not serve as Trustee for the Trust's most recently completed fiscal year end.


        TRUST OFFICERS. Set forth below are the name, date of birth, position with the Trust, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is SEI Investments Company, Oaks, Pennsylvania 19456. None of the Officers receive compensation from the Trust for their services.


        Certain officers of the Trust also serve as officers to one or more mutual funds to which SEI Investments, or its affiliates act as investment adviser, administrator or distributor.

        EDWARD D. LOUGHLIN (DOB 03/07/51)--President and Chief Executive Officer (since 1995)--Executive Vice President and President--Asset Management Division of SEI Investments since 1993. Executive Vice President of the Adviser and the Administrator since 1994. Senior Vice President of the Distributor, 1986-1991; Vice President of the Distributor, 1981-1986.

        TIMOTHY D. BARTO (DOB 03/28/68)--Vice President and Secretary (since
2002)--Vice President and Assistant Secretary of the Trust, 1999-2002. Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Adviser, the Administrator and the Distributor since December 1999. Associate, Dechert Price & Rhoads (law firm), 1997-1999. Associate, Richter, Miller & Finn (law firm), 1993-1997.

        TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary (since 1995)--Senior Vice President and General Counsel of SEI Investments; Senior Vice President, General Counsel and Secretary of the Adviser, the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Adviser, the Administrator and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm), 1994-1995.

        JAMES R. FOGGO (DOB 06/30/64)--Controller and Chief Financial Officer (since 2000)--Vice President and Assistant Secretary of the Trust, 1998-2000. Vice President and Assistant Secretary of SEI Investments since January 1998. Vice President and Secretary of the Adviser, the Administrator and the Distributor since May 1999. Associate, Paul, Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995.

        LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant Secretary (since 1998)--Vice President and Assistant Secretary of SEI Investments, the Adviser, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

        CHRISTINE M. MCCULLOUGH (DOB 12/02/60)--Vice President and Assistant Secretary (since 1999)--Employed by SEI Investments since November 1999. Vice President and Assistant Secretary of the Adviser, the Administrator and the Distributor since December 1999. Associate, White and Williams LLP (law firm), 1991-1999. Associate, Montgomery, McCracken, Walker & Rhoads (law firm), 1990-1991.

        SHERRY KAJDAN VETTERLEIN (DOB 06/22/62)--Vice President and Assistant Secretary (since 2002)--Vice President and Secretary of the Trust, 2001-2002. Vice President and Assistant Secretary of the Adviser, the Administrator and the Distributor since January 2001. Shareholder/Partner, Buchanan Ingersoll Professional Corporation, 1992-2000.

        WILLIAM E. ZITELLI (DOB 06/14/68)--Vice President and Assistant Secretary (since 2001)--Vice President and Assistant Secretary of SIMC, the Administrator and the Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group, 1998-2000. Associate, Pepper Hamilton LLP (law firm), 1997-1998. Associate, Reboul, MacMurray, Hewitt, Maynard & Kristol (law firm), 1994-1997.

        JOHN C. MUNCH (DOB 05/07/71)--Vice President and Assistant Secretary (since 2002)--Vice President and Assistant Secretary of the Adviser, the Administrator and the Distributor since November 2001. Associate, Howard, Rice, Nemorvoski, Canady, Falk & Rabkin (law firm), 1998-2001. Associate, Seward & Kissel LLP (law firm), 1996-1998.

        JOHN MUNERA (DOB 01/14/63)--Vice President and Assistant Secretary (since 2002)--Middle Office Compliance Officer at SEI Investments since 2000. Supervising Examiner at Federal Reserve Bank of Philadelphia (1998-2000).


                                   PERFORMANCE

        From time to time, certain Funds may include the Fund's yield, effective yield, total return (on a before taxes basis, after taxes on distributions or after taxes on distributions and redemption) or any other type of performance information permitted by applicable regulatory requirements in advertisements or reports to shareholders or prospective shareholders. The current yield of the Funds that are money market funds is calculated daily based upon the 7 days ending on the date of calculation ("base period"). The yield of the non-money market Funds refers to the annualized income generated by an investment in that Fund over a specified 30-day period. Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of a Fund is calculated from two factors: the amount of dividends earned by each Fund share and by the increase or decrease in value of the Fund's share price. Performance figures are based on historical results and are not intended to indicate future performance. See "Computation of Yield" and "Calculation of Total Return" for more information on methodology of calculations.

        Performance information for each of the Funds contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indices. Such unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, a Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), among others. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

        In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

COMPUTATION OF YIELD

        The yield of the money market funds is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield.

        These money market Funds compute their effective compound yield by determining the net changes, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = {(Base Period Return + 1)(TO THE POWER OF 365/7)} - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.


        Based on the foregoing, for the seven-day period ended June 30, 2003, the end of the Trust's most recent fiscal year, the current and effective yields for each money market Fund were as follows:



                                                  SEVEN-DAY YIELD
                                               ---------------------
        FUND                                   CURRENT     EFFECTIVE
        ----                                   -------     ---------
        CLASS A
        Treasury Securities Fund                0.76%        0.76%
        Government Securities Fund              0.74%        0.74%
        Prime Obligation Fund                   0.71%        0.71%
        Institutional Cash Fund                   *            *
        Money Market Fund                         *            *


----------
* Not in operation during period.

CALCULATION OF TOTAL RETURN

        TOTAL RETURN QUOTATION (BEFORE TAXES). The total return of a Fund refers to the average annual compounded rate of return of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)(TO THE POWER OF n) = ERV, where P = a hypothetical initial investment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 investment made at the beginning of the designated time period.


        Based on the foregoing, the average annual total return (before taxes) for each of the following Funds was as follows for the one-year, five-year, ten-year and since inception periods ended June 30, 2003.



                                                                        AVERAGE ANNUAL TOTAL RETURN
                                                             -----------------------------------------------
                                                                                                     SINCE
FUND (INCEPTION DATE)                                        ONE YEAR    FIVE YEAR     TEN YEAR    INCEPTION
---------------------                                        --------    ---------     --------    ---------
Treasury Securities Fund             Class A (1/18/82)         1.06%        3.69%        4.22%       5.81%
Government Securities Fund           Class A (1/18/82)         1.08%        3.78%        4.27%       5.89%
Prime Obligation Fund                Class A (1/18/82)         1.12%        3.88%        4.37%       5.61%
Institutional Cash Fund              Class A (12/31/86)          **           **           **          **
Money Market Fund                    Class A                      *            *            *           *


----------
 *   Not in operation during period.
** The Fund was closed on January 2, 1998. Although the Fund originally commenced operations on December 31, 1986, it was only open to shareholders for a few days each year.

        TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS). The total return (after-taxes on distributions) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming no liquidation of the investment at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1 +T)(TO THE POWER OF n) = ATV(SUB D), where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions); n = number of years; and ATV(SUB D) = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, and assuming no liquidation of the investment at the end of the measurement periods. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (I.E., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (E.G., ordinary income, short-term capital gain, long-term capital gain, etc.). Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (E.G., state and local taxes) are not factored into the calculation.

        TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS AND REDEMPTION). The total return (after-taxes on distributions and redemption) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T)(TO THE POWER OF n) = ATV(SUB
DR), where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions and redemption); n = number of years; and ATV(SUB DR) = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, assuming that the entire investment is redeemed at the end of each measurement period. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (I.E., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (E.G., ordinary income, short-term capital gain, long-term capital gain, etc.). Taxes due on redemptions by shareholders are calculated by subtracting the capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (E.G., state and local taxes) are not factored into the calculation.

                        DETERMINATION OF NET ASSET VALUE

        Securities of the Funds will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Trust resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

        The Trust's use of amortized cost valuation and the maintenance of the net asset value of each Fund at $1.00 are permitted by Rule 2a-7, under the 1940 Act, provided that certain conditions are met. Under Rule 2a-7, a money market portfolio must maintain a dollar-weighted average maturity in the Fund of 90 days or less and not purchase any instrument having a remaining maturity of more than 397 days. In addition, money market funds may acquire only U.S. dollar denominated obligations that present minimal credit risks and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two NRSROs (one if it is the only NRSRO rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality (a "second tier security"). The Sub-Adviser will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees. The Trustees must approve or ratify the purchase of any unrated securities. In addition, investments in second tier securities are subject to the further constraints that (i) no more than 5% of a Fund's assets may be invested in such securities in the aggregate, and (ii) any investment in such securities of one issuer is limited to the greater of 1% of the Fund's total assets or $1 million.

        The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per unit at $1.00 for each Fund. However, there is no assurance that the Trust will be able to meet this objective. The Trust's procedures include the determination of the extent of deviation, if any, of each Fund's current net asset value per unit calculated using available market quotations from each Fund's amortized cost price per unit at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. In addition, if any Fund incurs a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of that Fund in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends.

                        PURCHASE AND REDEMPTION OF SHARES

        Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange and the Federal Reserve System are open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

        Each Fund may operate on any day that the New York Stock Exchange is closed for business, but the Federal Reserve System is open for business, for such time as sufficient liquidity exists in a Fund's principal trading market, based on the determination of the officers of the Trust, acting in consultation with the Adviser and Sub-Adviser. The Funds will notify shareholders that the Funds are open for business.

        It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

        A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

        The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the U.S. Securities and Exchange Commission (the "SEC") by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the New York Stock Exchange, the Administrator, the Adviser, the Sub-Adviser, the Distributor and/or the Custodian are not open for business.


                                      TAXES

      The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectuses. No attempt is made to present a detailed explanation of the federal, state, and local, or foreign tax treatment of the Funds or their shareholders and the discussion here and in the Funds' prospectuses is not intended as a substitute for careful tax planning.

FEDERAL INCOME TAXES

        The following discussion of federal income tax consequences is based on the Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

        Each Fund intends to qualify as a regulated investment company ("RIC") as defined under Subchapter M of the Code. By following such a policy, each of the Funds expects to eliminate or reduce to a nominal amount the federal income taxes to which such Fund may be subject.

        In order to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus the excess of net short-term capital gain over net long-term capital loss) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities on foreign currencies, or other income derived with respect to its business of investing in such stock or securities; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RIC's, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RIC's) of any one issuer or of two or more issuers which are engaged in the same, similar or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers.

        Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short and long-term capital gains over short and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax. A Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC. The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

        If a Fund fails to qualify as a RIC for any year, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally will be taxable as ordinary income dividends to its shareholders, subject to the dividends-received deduction for corporate shareholders.

        It is expected that each Fund will receive income generally in the form of interest derived from a Fund's investments, and distributions of such earnings will be taxable to shareholders as ordinary income. However, a Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions of net short-term capital gains will be taxable to shareholders as ordinary income. Because the Funds are operated as money market funds, the Funds do not anticipate realizing any long-term capital gains.


        The Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Funds are treated as ordinary income or capital gains, accelerate the recognition of income to the Funds, and/or defer the Funds' ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to shareholders by the Funds.


        Gains and losses on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the Funds to adjust distributions in order to maintain a stable $1.00 net asset value. These procedures may result in "under" or "over" distributions of net investment income.


        Because the Funds' incomes are derived primarily from interest rather than dividends, no portion of its distributions generally will be eligible for the corporate dividends-received deduction or as qualified dividend income (eligible for reduced tax rates). None of the dividends paid by the Funds for the most recent fiscal year qualified for the corporate dividends-received deduction, and it is anticipated that none of the current year's dividends will so qualify.


        The Funds will inform you of the amount of your distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held fund shares for a full year a Fund may designate and distribute to you as ordinary income a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

        A sale, exchange or redemption of shares of a Fund by a shareholder, is generally a taxable event. However, because the Funds seek to maintain a constant $1.00 per share net asset value, it is not expected that you will realize a capital gain or loss upon redemption or exchange of your Fund shares.

        A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the U.S. Treasury the withheld amount payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report such payments of interest or dividends, (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding or (4) has failed to certify to the Fund that they are a U.S. person (including a resident alien).

STATE TAXES

        A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Depending upon state and local law, distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a fund. Investment in Ginnie Mae or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult their own tax advisers regarding the affect of federal, state and local taxes in their own individual circumstances.

                                FUND TRANSACTIONS

        The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Sub-Adviser is responsible for placing orders to execute Fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust's policy of investing in securities with short maturities will result in high portfolio turnover. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

        It is expected that certain of the Funds may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the 1934 Act and rules of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Fund may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Fund's expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

        The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, each Fund's Sub-Adviser may select a broker based upon brokerage or research services provided to the Sub-Adviser. The Sub-Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

        Section 28(e) of the Exchange Act ("Section 28(e)") permits the Adviser and Sub-Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser and Sub-Adviser believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund. In addition to agency transactions, the Funds' Adviser and Sub-Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidelines.

        To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser and Sub-Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser and Sub-Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser and the Sub-Adviser will be in addition to and not in lieu of the services required to be performed by each Fund's Adviser and the Sub-Adviser under the investment advisory agreements. Any advisory or other fees paid to the Adviser and the Sub-Adviser are not reduced as a result of the receipt of research services.

        In some cases an Adviser or Sub-Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser or Sub-Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser and the Sub-Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser and the Sub-Adviser face a potential conflict of interest, but the Adviser and the Sub-Adviser believe that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

        From time to time, each Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser and the Sub-Adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

        The money market securities in which certain of the Funds invest are traded primarily in the over-the-counter market. Where possible, the Adviser and the Sub-Adviser will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities generally are traded on a net basis and normally do not involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Funds will primarily consist of dealer spreads and underwriting commissions.

        Since the Trust does not market its shares through intermediary brokers or dealers, it is not the Trust's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser and the Sub-Adviser may place Fund orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.


        For the Trust's fiscal years ended June 30, 2001, 2002 and 2003 no brokerage fees were paid.

        The Trust is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Trust has acquired during its most recent fiscal year. As of June 30, 2003, the Trust held securities from the following issuers:



FUND                                                NAME OF ISSUER              AMOUNT (000)
----                                         -----------------------------      ------------
Treasury Securities Fund                     ABN Amro                            $    15.0
                                             Bear Stearns & Companies Inc.       $     2.2
                                             JP Morgan Chase                     $     3.0
                                             Lehman Brothers Incorporated        $     3.0
                                             Merrill Lynch & Company             $    15.0
Government Fund                              ABN-AMRO                            $     3.0
                                             Bear Stearns & Companies Inc.       $     3.0
                                             BNP Paribas                         $    13.7
                                             JP Morgan Chase                     $     3.0
                                             Morgan Stanley Dean Witter          $    12.0
                                             Salomon Smith Barney                $     3.0
Prime Obligation Fund                        BNP Paribas                         $   129.7


                              DESCRIPTION OF SHARES

        The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share of a Fund upon liquidation of that Fund entitles a shareholder to a pro rata share in the net assets of that Fund, after taking into account certain distribution expenses. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional portfolio of shares or classes of portfolio. Any consideration received by the Trust for shares of any additional Fund and assets in which such consideration is invested would belong to that Fund and would be subject to the liabilities related thereto. Share certificates representing the shares will not be issued.

                        LIMITATION OF TRUSTEES' LIABILITY

        The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

                                 CODE OF ETHICS

        The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Investment Adviser and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements, or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC and are available to the public.

                                     VOTING

        Where the prospectuses for the Funds or this Statement of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

                              SHAREHOLDER LIABILITY

        The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the possibility of the shareholders' incurring financial loss appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the Trust's property for any shareholder held personally liable for the obligations of the Trust.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


        As of October 1, 2003, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The Trust believes that most of the shares referred to below were held by the persons indicated in accounts for their fiduciary, agency, or custodial customers.

NAME AND ADDRESS OF SHAREHOLDER                             NUMBER OF SHARES    PERCENT OF FUNDS
-------------------------------                             ----------------    ----------------
TREASURY SECURITIES FUND, CLASS A

  City National Bank AS                                            7,375,418                5.51%
  Fiduciary for various Accts
  Attn: Trust OPS/Mutual Funds
  P.O. Box 60520
  Los Angeles, CA 90060-0520

  TRU & CO                                                        84,674,973               63.23%
  c/o Trust Company of New Jersey
  Attn: Phyllis D'Adezzio
  35 Journal Square--Trust Dept.
  Jersey City, NJ 07306-4011

  Mitchell Sinkler & Starr                                        14,620,068               10.92%
  Attn: Andy Alamia
  Two Penn Center Plaza Ste. 1320
  Philadelphia, PA 19102

GOVERNMENT SECURITIES FUND, CLASS A

  SEI Private Trust Company                                       26,493,061               38.08%
  FBO 601 Banks
  Attn: Eileen Carlucci
  1 Freedom Valley Dr.
  Oaks, PA 19456

  Westwood Trust                                                  37,677,419               54.15%
  Attn: Operations
  300 Crescent Court Ste 1300
  Dallas, TX 75201-7871

PRIME OBLIGATION FUND, CLASS A

  SEI Private Trust Company                                      635,326,448               68.91%
  c/o SEI Corporation
  Attn: Sandra Crawford
  P.O. Box 1100
  Oaks, PA 19456-1100

  SEI Investments Distribution Company                            46,268,757                5.02%
  Attn: Robin Bortz
  P.O. Box 1100
  Oaks, PA 19456-1100

                                    CUSTODIAN

        Wachovia Bank, N.A. (formerly, First Union National Bank), located at Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 (the "Custodian"), serves as Custodian of the Trust's assets and as wire agent of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

                                     EXPERTS


        The financial statements incorporated by reference in this Statement of Additional Information have been incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP is located at Two Commerce Square, 2001 Market St., Philadelphia, PA 19103.


                                  LEGAL COUNSEL

        Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

                             DESCRIPTION OF RATINGS

DESCRIPTION OF CORPORATE BOND RATINGS

        The following descriptions of corporate bond ratings have been published by Moody's, S&P and Fitch, respectively.

DESCRIPTION OF MOODY'S LONG-TERM RATINGS

        Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they compare what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

        Baa Bonds rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

DESCRIPTION OF S&P'S LONG-TERM RATINGS

INVESTMENT GRADE

        AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

        AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

        A Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

        BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

DESCRIPTION OF FITCH'S LONG-TERM RATINGS

INVESTMENT GRADE BOND

        AAA Bonds rated AAA are judged to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times greater than interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions.

        AA Bonds rated AA are judged to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

        A Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

        BBB Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.


DESCRIPTION OF MUNICIPAL NOTE RATINGS

        The following are descriptions of municipal note ratings by Moody's and S&P, respectively.

DESCRIPTION OF MOODY'S MUNICIPAL NOTE RATINGS

        Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-1. Short-term Municipal Securities rated MIG-1 or VMIG-1 are of the best quality and such securities have strong protection afforded by established cash flows, superior liquidity support and/or demonstrated access to the market for refinancing. Short-term Municipal Securities rated MIG-2 and VMIG-2 are of high quality and their margins of protection are ample, although not so large as in the preceding group.

DESCRIPTION OF S&P'S MUNICIPAL NOTE RATINGS

        An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

        - Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

        - Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

        Note rate symbols are as follows:

        SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

        SP-2  Satisfactory capacity to pay principal and interest.


DESCRIPTION OF COMMERCIAL PAPER RATINGS

        The following descriptions of commercial paper ratings have been published by Moody's, S&P and Fitch, respectively.

DESCRIPTION OF MOODY'S SHORT-TERM RATINGS

        PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

        -  Leading market positions in well-established industries.

        -  High rates of return on funds employed.

        - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

        - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

        - Well-established access to a range of financial markets and assured sources of alternate liquidity.

        PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

DESCRIPTION OF S&P'S SHORT-TERM RATINGS

        A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Debt determined to possess extremely strong safety characteristics is denoted with a plus sign (+) designation.

        A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

DESCRIPTION OF FITCH'S SHORT-TERM RATINGS

        F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded having the strongest degree of assurance for timely payment.

        F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance timely payment only slightly less in degree than issues rated "F-1+."

        F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

        LOC The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                            PART C. OTHER INFORMATION

ITEM 23. EXHIBITS:

         (a)      Registrant's Agreement and Declaration of Trust as originally filed with Registrant's Registration Statement on Form N-1A filed with the SEC on July 29, 1981, as amended in Post-Effective Amendment No. 8 filed with the SEC on March 7, 1988 is incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 19 filed with the SEC on October 30, 1995.

         (b)(1)   Amended By-Laws dated February 20, 2001 are incorporated by reference to Exhibit (b)(2) of Post-Effective Amendment No. 26 filed with the SEC on October 29, 2001.

         (c)      Not applicable.

         (d)(1)   Investment Advisory Agreement between SIMC and SEI Liquid
                    Asset Trust is filed herewith.
         (d)(2)   Investment Sub-Advisory Agreement between SIMC and Banc of
                    America Capital Management, LLC is filed herewith.
         (d)(3)   Amendment to Investment Sub-Advisory Agreement between SIMC and Banc of America Capital Management, LLC is filed herewith.

         (e)      Amended and Restated Distribution Agreement dated September
                    16, 2002 is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 27 filed with the SEC on September 30, 2002.
         (f)      Not applicable.
         (g)(1)   Custodian Agreement dated September 1, 1981 by and between
                    TrustFunds Liquid Asset Trust and The Philadelphia National Bank as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the SEC on October 22, 1981 is incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 19 filed with the SEC on October 30, 1995.
         (g)(2)   Custodian Agreement dated October 25, 1984 between TrustFunds
                    Liquid Asset Trust and First Interstate Bank of Oregon as originally filed with Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A filed with the SEC on August 29, 1985 is incorporated by reference to
                    Exhibit 8(b) of Post-Effective Amendment No. 19 filed with the SEC on October 30, 1995.

         (h)      Amended and Restated Administration and Transfer Agency
                    Agreement is filed herewith.

         (i)      Opinion and Consent of Counsel is filed herewith.
         (j)      Consent of Independent Public Accountants is filed herewith.
         (k)      Not applicable.
         (l)      Not applicable.
         (m)      Shareholder Service Plan and Agreement with respect to the
                    Class A and Class D shares is incorporated by reference to
                    Exhibit 15(d) of Post-Effective Amendment No. 20 filed with the SEC on August 28, 1996.
         (n)      Amended and Restated Rule 18f-3 Plan is incorporated by
                    reference to Exhibit (n) of Post-Effective Amendment No. 27 filed with the SEC on September 30, 2002.
         (p)(1)   Code of Ethics for SEI Investments Company dated December
                    2000 is incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 3 of SEI Insurance Products Trust's Registration Statement on Form N-1A (File Nos. 811-09183 and 333-700133, filed with the SEC on April 27, 2001 (Accession #0000912057-01-511209).

         (p)(2)   Code of Ethics for SEI Liquid Asset Trust dated March 20, 2000 is incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 33 of SEI Institutional Managed Trust's Registration Statement on Form N-1A (File Nos. 33-09504 and 811-04878), filed with the SEC on June 30, 2000.
         (p)(3)   Code of Ethics for Banc of America Capital Management, LLC
                    is incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 27 filed with the SEC on September 30, 2002.

         (q)      Powers of Attorney for Robert A. Nesher, William M. Doran,
                    George J. Sullivan, Jr., F. Wendell Gooch, Rosemarie B. Greco, James R. Foggo, James M. Storey and Edward D. Loughlin are herein incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 5 to SEI Insurance Products Trust's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 30, 2003.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:


     See the Prospectus and the Statement of Additional Information filed herewith regarding the Trust's control relationships. The Adviser is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.


ITEM 25. INDEMNIFICATION:

     Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated herewith. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

SEI INVESTMENTS MANAGEMENT CORPORATION


     SEI Investments Management Corporation ("SIMC") is the adviser for the Treasury Securities, Government Securities, Prime Obligation, Institutional Cash and Money Market Funds. The principal address of SIMC is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SIMC is an investment adviser registered under the Advisers Act of 1940 (the "Advisers Act").



       NAME AND POSITION
    WITH INVESTMENT ADVISER                      NAME OF OTHER COMPANY                       CONNECTION WITH OTHER COMPANY
-------------------------------  -----------------------------------------------------  -----------------------------------------
Alfred P. West, Jr.              SEI Investments Company                                Director, Chairman & CEO
   Chairman, CEO, Director
                                 SEI Investments                                        Director, Chairman of the
                                    Distribution Co.                                       Board of Directors
                                 SEI Ventures, Inc.                                     Director, Chairman, President
                                 SEI Funds, Inc.                                        CEO, Chairman of the Board of
                                                                                           Directors
                                 SEI Global Investments Corp.                           Director, CEO, Chairman of the
                                                                                           Board
                                 SEI Investments Global                                 Chairman of the Board, CEO
                                    (Cayman), Limited
                                 SEI Global Capital                                     Director, CEO, Chairman of the
                                    Investments, Inc.                                      Board
                                 SEI Investments Management                             Manager
                                    Corporation Delaware, L.L.C.
                                 LSV Asset Management                                   Management Committee
                                 SEI Investments Fund                                   Chairman, CEO
                                    Management
                                 SEI Global Holdings                                    Chairman of the Board, CEO
                                    (Cayman) Inc.
                                 SEI Investments De Mexico                              Director
                                 SEI Asset Korea                                        Director
                                 SEI Venture Capital, Inc.                              Director, Chairman of the
                                                                                           Board, CEO
                                 SEI Insurance Group, Inc.                              Director
                                 SEI Investments Global Funds                           Chairman, CEO
                                    Services
                                 SEI Investments Management                             Director, Chairman, CEO
                                    Corporation II
                                 SEI Inc. (Canada)                                      Director

Edward D. Loughlin               SEI Investments Company                                Executive Vice President,
   Director, Executive Vice                                                                President--Asset Management
   President                                                                               Division
                                 SEI Investments Distribution                           Director, Executive Vice
                                    Co.                                                    President
                                 SEI Trust Company                                      Director

       NAME AND POSITION
    WITH INVESTMENT ADVISER                      NAME OF OTHER COMPANY                       CONNECTION WITH OTHER COMPANY
-------------------------------  -----------------------------------------------------  -----------------------------------------
                                 SEI Funds, Inc.                                        Executive Vice President
                                 SEI Advanced Capital                                   Director, President
                                    Management, Inc.
                                 SEI Capital Limited (Canada)                           Director
                                 SEI Investments Global Funds                           Executive Vice President
                                    Services
                                 SEI Investments (France)                               Board of Directors
                                 SEI Investments Management                             Director, Executive Vice
                                    Corporation II                                         President
                                 SEI Investments Fund                                   Executive Vice President
                                    Management
                                 SEI Investments Canada                                 Director
                                    Company

Carl A. Guarino                  SEI Investments Company                                Executive Vice President
   Director, Executive Vice
   President
                                 SEI Investments Distribution                           Director, Executive Vice
                                    Company                                                President
                                 SEI Global Investments Corp.                           Senior Vice President
                                 SEI Global Holdings                                    Director
                                    (Cayman) Inc.
                                 SEI Investments De Mexico                              Director
                                 SEI Investments (Europe) Ltd.                          Director
                                 SEI Investments (South Africa)                         Director
                                    Limited
                                 SEI Investments (France)                               Board of Directors
                                 SEI Venture Capital, Inc.                              Executive Vice President
                                 SEI Investments--Unit Trust                            Director
                                    Management (UK) Limited
                                 LSV Asset Management                                   Management Committee
                                 SEI Investments Management                             Director, Executive Vice
                                    Corporation II                                         President
                                 SEI Investments Management                             Vice President
                                    Corporation Delaware, L.L.C.
                                 SEI Investments Global, Limited                        Director

Robert S. Ludwig                 SEI Funds, Inc.                                        Vice President
   Senior Vice President, CIO
                                 SEI Investments Fund                                   Vice President, Team Leader
                                    Management
                                 SEI Investments Global Funds                           Vice President, Team Leader
                                    Services
                                 SEI Investments Management                             Senior Vice President, CIO
                                    Corporation II

       NAME AND POSITION
    WITH INVESTMENT ADVISER                      NAME OF OTHER COMPANY                       CONNECTION WITH OTHER COMPANY
-------------------------------  -----------------------------------------------------  -----------------------------------------
Jack May                         SEI Investments                                        Senior Vice President
   Senior Vice President            Distribution Co.
                                 SEI Investments Management                             Senior Vice President
                                    Corporation II

James V. Morris                  SEI Investments Management                             Senior Vice President
   Senior Vice President            Corporation II

Steve Onofrio                    SEI Investments Management                             Senior Vice President
   Senior Vice President            Corporation II

Kevin P. Robins                  SEI Investments Company                                Senior Vice President
   Senior Vice President
                                 SEI Investments                                        Senior Vice President
                                    Distribution Co.
                                 SEI Investments Global                                 Director
                                    (Cayman), Limited
                                 SEI Trust Company                                      Director
                                 SEI Insurance Group, Inc.                              Director, President
                                 SEI Global Holdings                                    Director
                                    (Cayman) Inc.
                                 SEI Venture Capital, Inc.                              Vice President
                                 SEI Private Trust Company                              Director, Senior Vice President
                                 SEI Family Office Services, LLC                        Director, Vice President
                                 SEI Giving Fund                                        Director, President
                                 SEI Investments Management                             Senior Vice President
                                    Corporation II
                                 LSV Asset Management                                   Management Committee

Kenneth Zimmer                   SEI Investments Company                                Senior Vice President
   Senior Vice President
                                 SEI Investments Management                             Senior Vice President
                                    Corporation II

Timothy D. Barto                 SEI Investments Company                                Vice President, Assistant
   Vice President, Assistant                                                               Secretary
   Secretary
                                 SEI Investments Distribution                           Vice President, Assistant
                                    Company                                                Secretary
                                 SEI Investments, Inc.                                  Vice President, Assistant
                                                                                           Secretary
                                 SEI Ventures, Inc.                                     Vice President, Assistant
                                                                                           Secretary
                                 SEI Investments                                        Vice President, Assistant
                                    Developments, Inc.                                     Secretary
                                 SEI Insurance Group, Inc.                              Vice President, Assistant
                                                                                           Secretary

       NAME AND POSITION
    WITH INVESTMENT ADVISER                      NAME OF OTHER COMPANY                       CONNECTION WITH OTHER COMPANY
-------------------------------  -----------------------------------------------------  -----------------------------------------
                                 SEI Funds, Inc.                                        Vice President, Assistant
                                                                                        Secretary
                                 SEI Global Investments Corp.                           Vice President, Assistant
                                                                                           Secretary
                                 SEI Advanced Capital                                   Vice President, Assistant
                                    Management, Inc.                                       Secretary
                                 SEI Global Capital                                     Vice President, Assistant
                                    Investments, Inc.                                      Secretary
                                 SEI Primus Holding Corp.                               Vice President, Assistant
                                                                                           Secretary
                                 SEI Investments Fund                                   Vice President, Assistant
                                    Management                                             Secretary
                                 SEI Venture Capital, Inc.                              Vice President, Assistant
                                                                                           Secretary
                                 SEI Investments Global Funds                           Vice President, Assistant
                                    Services                                               Secretary
                                 SEI Family Office Services, LLC                        Vice President, Assistant
                                                                                           Secretary
                                 SEI Investments Management                             Vice President, Assistant
                                    Corporation II                                         Secretary

Jay Brown                        SEI Investments Management                             Vice President
   Vice President                   Corporation II

Todd Cipperman                   SEI Investments Company                                Senior Vice President, General
   General Counsel, Senior Vice                                                            Counsel, Assistant Secretary
   President, Secretary
                                 SEI Investments                                        General Counsel, Senior Vice
                                    Distribution Co.                                       President
                                 SEI Inc. (Canada)                                      Senior Vice President, General
                                                                                           Counsel & Secretary
                                 SEI Trust Company                                      General Counsel, Senior Vice
                                                                                           President, Assistant Secretary
                                 SEI Investments, Inc.                                  General Counsel, Senior Vice
                                                                                           President, Secretary
                                 SEI Ventures, Inc.                                     General Counsel, Senior Vice
                                                                                           President, Secretary
                                 SEI Investments                                        General Counsel, Senior Vice
                                    Developments, Inc.                                     President, Secretary
                                 SEI Funds, Inc.                                        General Counsel, Senior Vice
                                                                                           President, Secretary
                                 SEI Insurance Group                                    Director, Senior Vice President,
                                                                                           General Counsel
                                 SEI Investments Global Funds                           Senior Vice President, General
                                    Services                                               Counsel, Secretary

       NAME AND POSITION
    WITH INVESTMENT ADVISER                      NAME OF OTHER COMPANY                       CONNECTION WITH OTHER COMPANY
-------------------------------  -----------------------------------------------------  -----------------------------------------
                                 SEI Family Office Services, LLC                        Vice President, General
                                                                                           Counsel, Secretary
                                 SEI Global Investments Corp.                           General Counsel, Senior Vice
                                                                                           President, Secretary
                                 SEI Advanced Capital                                   General Counsel, Senior Vice
                                    Management, Inc.                                       President, Director, Secretary
                                 SEI Investments Global                                 Director, General Counsel,
                                    (Cayman), Limited                                      Secretary
                                 SEI Global Capital                                     General Counsel, Senior Vice
                                    Investments, Inc.                                      President, Secretary
                                 SEI Investments Global, Limited                        Director
                                 SEI Primus Holding Corp.                               General Counsel, Senior Vice
                                                                                           President, Secretary
                                 SEI Investments Fund                                   General Counsel, Senior Vice
                                    Management                                             President, Secretary
                                 SEI Global Holdings                                    Director, General Counsel,
                                    (Cayman) Inc.                                          Secretary
                                 SEI Investments (Europe) Ltd.                          Director
                                 SEI Investments Canada                                 Senior Vice President, General
                                    Company                                                Counsel
                                 SEI Investments (South Africa)                         Director
                                    Limited
                                 SEI Venture Capital, Inc.                              Senior Vice President, General
                                                                                           Counsel, Secretary
                                 SEI Investments-Unit Trust                             Director
                                    Management (UK) Limited
                                 SEI Investments Management                             Senior Vice President, General
                                    Corporation II                                         Counsel, Secretary
                                 SEI Investments Management                             Senior Vice President, General
                                    Corporation Delaware, L.L.C.                           Counsel, Secretary
                                 SEI Investments Global                                 Director, President
                                    (Bermuda) Ltd.

Robert Crudup                    SEI Investments Distribution                           Vice President
   Vice President                   Company
                                 SEI Investments Global Funds                           Vice President
                                    Services
                                 SEI Investments Fund                                   Vice President
                                    Management
                                 SEI Investments Company                                Executive Vice President
                                 SEI Investments Management                             Vice President
                                    Corporation II

Richard A. Deak                  SEI Investments Company                                Vice President, Assistant
   Vice President, Assistant                                                               Secretary
   Secretary

       NAME AND POSITION
    WITH INVESTMENT ADVISER                      NAME OF OTHER COMPANY                       CONNECTION WITH OTHER COMPANY
-------------------------------  -----------------------------------------------------  -----------------------------------------
                                 SEI Investments Distribution                           Vice President, Assistant
                                    Company                                                Secretary
                                 SEI Investments, Inc.                                  Vice President, Assistant
                                                                                           Secretary
                                 SEI Ventures, Inc.                                     Vice President, Assistant
                                                                                           Secretary
                                 SEI Investments Developments,                          Vice President, Assistant
                                    Inc.                                                   Secretary
                                 SEI Funds, Inc.                                        Vice President, Assistant
                                                                                           Secretary
                                 SEI Global Investments Corp.                           Vice President, Assistant
                                                                                           Secretary
                                 SEI Advanced Capital                                   Vice President, Assistant
                                    Management, Inc.                                       Secretary
                                 SEI Global Capital Investments,                        Vice President, Assistant
                                    Inc.                                                   Secretary
                                 SEI Primus Holding Corp.                               Vice President, Assistant
                                                                                           Secretary
                                 SEI Investments Global Funds                           Vice President, Assistant
                                    Services                                               Secretary
                                 SEI Investments Management                             Vice President, Assistant
                                    Corporation II                                         Secretary
                                 SEI Investments Fund                                   Vice President, Assistant
                                    Management                                             Secretary
                                 SEI Venture Capital, Inc.                              Vice President, Assistant
                                                                                           Secretary
                                 SEI Family Office Services, LLC                        Vice President, Assistant
                                                                                           Secretary

Melissa Doran Rayer              SEI Investments Management                             Vice President
   Vice President                   Corporation II

Michael Farrell                  SEI Investments Management                             Vice President
   Vice President                   Corporation II
                                 SEI Investments Distribution                           Vice President
                                    Co.

Vic Galef                        SEI Investments Distribution                           Vice President
   Vice President                   Company
                                 SEI Investments Global Funds                           Vice President
                                    Services
                                 SEI Investments Fund                                   Vice President
                                    Management
                                 SEI Investments Management                             Vice President
                                    Corporation II

       NAME AND POSITION
    WITH INVESTMENT ADVISER                      NAME OF OTHER COMPANY                       CONNECTION WITH OTHER COMPANY
-------------------------------  -----------------------------------------------------  -----------------------------------------
Lydia A. Gavalis                 SEI Investments Company                                Vice President, Assistant
   Vice President, Assistant                                                               Secretary
   Secretary
                                 SEI Investments Distribution                           Vice President, Assistant
                                    Company                                                Secretary
                                 SEI Investments, Inc.                                  Vice President, Assistant
                                                                                           Secretary
                                 SEI Investments Management                             Vice President
                                    Corporation Delaware, L.L.C.
                                 SEI Ventures, Inc.                                     Vice President, Assistant
                                                                                           Secretary
                                 SEI Investments                                        Vice President, Assistant
                                    Developments, Inc.                                     Secretary
                                 SEI Funds, Inc.                                        Vice President, Assistant
                                                                                           Secretary
                                 SEI Insurance Group, Inc.                              Vice President, Assistant
                                                                                           Secretary
                                 SEI Global Investments Corp.                           Vice President, Assistant
                                                                                           Secretary
                                 SEI Advanced Capital                                   Vice President, Assistant
                                    Management, Inc.                                       Secretary
                                 SEI Global Capital                                     Vice President, Assistant
                                    Investments, Inc.                                      Secretary
                                 SEI Primus Holding Corp.                               Vice President, Assistant
                                                                                           Secretary
                                 SEI Family Office Services, LLC                        Vice President, Assistant
                                                                                           Secretary
                                 SEI Investments Global Funds                           Vice President, Assistant
                                    Services                                               Secretary
                                 SEI Investments Fund                                   Vice President, Assistant
                                    Management                                             Secretary
                                 SEI Investments Management                             Vice President, Assistant
                                    Corporation II                                         Secretary
                                 SEI Venture Capital, Inc.                              Vice President, Assistant
                                                                                           Secretary

Greg Gettinger                   SEI Investments Company                                Vice President
   Vice President
                                 SEI Investments Distribution                           Vice President
                                    Company
                                 SEI Trust Company                                      Vice President
                                 SEI Investments, Inc.                                  Vice President
                                 SEI Ventures, Inc.                                     Vice President
                                 SEI Investments                                        Vice President
                                    Developments, Inc.

       NAME AND POSITION
    WITH INVESTMENT ADVISER                      NAME OF OTHER COMPANY                       CONNECTION WITH OTHER COMPANY
-------------------------------  -----------------------------------------------------  -----------------------------------------
                                 SEI Realty Capital Corporation                         Vice President, Secretary
                                 SEI Funds, Inc.                                        Vice President
                                 SEI Global Investments Corp.                           Vice President
                                 SEI Advanced Capital                                   Vice President
                                    Management, Inc.
                                 SEI Global Capital                                     Vice President
                                    Investments, Inc.
                                 SEI Primus Holding Corp.                               Vice President
                                 SEI Investments Global Funds                           Vice President
                                    Services
                                 SEI Investments Fund                                   Vice President
                                    Management
                                 SEI Venture Capital, Inc.                              Vice President
                                 SEI Investments Management                             Vice President
                                    Corporation II
                                 SEI Investments Management                             Vice President
                                    Corporation Delaware, L.L.C.

Kathy Heilig                     SEI Inc. (Canada)                                      Vice President, Treasurer
   Vice President, Treasurer
                                 SEI Investments Company                                Vice President, Treasurer, Chief
                                                                                           Accounting Officer, Controller
                                 SEI Investments Distribution                           Vice President
                                    Company
                                 SEI Ventures, Inc.                                     Vice President, Treasurer
                                 SEI Insurance Group, Inc.                              Vice President, Treasurer
                                 SEI Realty Capital Corporation                         Vice President, Treasurer
                                 SEI Global Investments Corp.                           Director, Vice President,
                                                                                           Treasurer
                                 SEI Advanced Capital                                   Director, Vice President,
                                    Management, Inc.                                       Treasurer
                                 SEI Investments Global                                 Vice President, Treasurer
                                    (Cayman), Limited
                                 SEI Primus Holding Corp.                               Director, Vice President,
                                                                                           Treasurer
                                 SEI Global Capital Investments,                        Director, Vice President,
                                    Inc.                                                   Treasurer
                                 SEI Investments Global Funds                           Vice President, Treasurer
                                    Services
                                 SEI Investments Fund                                   Vice President, Treasurer
                                    Management
                                 SEI Global Holdings                                    Vice President, Treasurer,
                                    (Cayman) Inc.                                          Assistant Secretary
                                 SEI Venture Capital, Inc.                              Director, Vice President,
                                                                                           Treasurer

       NAME AND POSITION
    WITH INVESTMENT ADVISER                      NAME OF OTHER COMPANY                       CONNECTION WITH OTHER COMPANY
-------------------------------  -----------------------------------------------------  -----------------------------------------
                                 SEI Funds, Inc.                                        Director, Vice President,
                                                                                           Treasurer
                                 SEI Family Office Services, LLC                        Vice President, Treasurer
                                 SEI Investments Management                             Vice President, Treasurer
                                    Corporation II
                                 SEI Investments Management                             Manager, Vice President,
                                    Corporation Delaware, L.L.C.                           Treasurer
                                 SEI Investments, Inc.                                  Director, Vice President,
                                                                                           Treasurer
                                 SEI Investments                                        Director, Vice President,
                                    Developments, Inc.                                     Treasurer

John Krzeminski                  SEI Investments Distribution                           Vice President
   Vice President                   Company
                                 SEI Venture Capital, Inc.                              Vice President
                                 SEI Investments Global Funds                           Vice President
                                    Services
                                 SEI Family Office Services, LLC                        Director, Vice President
                                 SEI Investments Fund                                   Vice President
                                    Management
                                 SEI Investments Management                             Vice President
                                    Corporation II

Christine M. McCullough          SEI Investments Company                                Vice President, Assistant
   Vice President, Assistant                                                               Secretary
   Secretary
                                 SEI Investments Distribution                           Vice President, Assistant
                                    Company                                                Secretary
                                 SEI Trust Company                                      Vice President
                                 SEI Investments, Inc.                                  Vice President, Assistant
                                                                                           Secretary
                                 SEI Ventures, Inc.                                     Vice President, Assistant
                                                                                           Secretary
                                 SEI Investments                                        Vice President, Assistant
                                    Developments, Inc.                                     Secretary
                                 SEI Insurance Group, Inc.                              Vice President, Assistant
                                                                                           Secretary
                                 SEI Family Office Services, LLC                        Vice President, Assistant
                                                                                           Secretary
                                 SEI Investments Management                             Vice President, Assistant
                                    Corporation II                                         Secretary
                                 SEI Investments Management                             Vice President
                                    Corporation Delaware, L.L.C.
                                 SEI Funds, Inc.                                        Vice President, Assistant
                                                                                           Secretary

       NAME AND POSITION
    WITH INVESTMENT ADVISER                      NAME OF OTHER COMPANY                       CONNECTION WITH OTHER COMPANY
-------------------------------  -----------------------------------------------------  -----------------------------------------
                                 SEI Global Investments Corp.                           Vice President, Assistant
                                                                                           Secretary
                                 SEI Advanced Capital                                   Vice President, Assistant
                                    Management, Inc.                                       Secretary
                                 SEI Global Capital                                     Vice President, Assistant
                                    Investments, Inc.                                      Secretary
                                 SEI Primus Holding Corp.                               Vice President, Assistant
                                                                                           Secretary
                                 SEI Investments Global Funds                           Vice President, Assistant
                                    Services                                               Secretary
                                 SEI Investments Fund                                   Vice President, Assistant
                                    Management                                             Secretary
                                 SEI Venture Capital, Inc.                              Vice President, Assistant
                                                                                           Secretary
                                 SEI Private Trust Company                              General Counsel

Carolyn McLaurin                 SEI Investments Distribution                           Vice President
   Vice President                   Company
                                 SEI Investments Global Funds                           Vice President
                                    Services
                                 SEI Investments Fund                                   Vice President
                                    Management
                                 SEI Investments Management                             Vice President
                                    Corporation II

Roger Messina                    SEI Investments Management                             Vice President
   Vice President                   Corporation II

Kathryn L. Stanton               SEI Investments                                        Vice President
   Vice President                   Distribution Co.
                                 SEI Giving Fund                                        Vice President, Treasurer
                                 SEI Investments Management                             Vice President
                                    Corporation II

Raymond B. Webster               SEI Investments Management                             Vice President
   Vice President                   Corporation II

Susan R. West                    SEI Investments Management                             Vice President
   Vice President                   Corporation II

Lori L. White                    SEI Investments Company                                Vice President, Assistant
   Vice President, Assistant                                                               Secretary
   Secretary
                                 SEI Investments                                        Vice President, Assistant
                                    Distribution Co.                                       Secretary
                                 SEI Investments, Inc.                                  Vice President, Assistant
                                                                                           Secretary

       NAME AND POSITION
    WITH INVESTMENT ADVISER                      NAME OF OTHER COMPANY                       CONNECTION WITH OTHER COMPANY
-------------------------------  -----------------------------------------------------  -----------------------------------------
                                 SEI Venture Capital, Inc.                              Vice President, Assistant
                                                                                           Secretary
                                 SEI Ventures, Inc.                                     Vice President, Assistant
                                                                                           Secretary
                                 SEI Investments                                        Vice President, Assistant
                                    Developments, Inc.                                     Secretary
                                 SEI Insurance Group, Inc.                              Vice President, Assistant
                                                                                           Secretary
                                 SEI Investments Management                             Vice President, Assistant
                                    Corporation II                                         Secretary
                                 SEI Funds, Inc.                                        Vice President, Assistant
                                                                                           Secretary
                                 SEI Global Investments Corp.                           Vice President, Assistant
                                                                                           Secretary
                                 SEI Advanced Capital                                   Vice President, Assistant
                                    Management, Inc.                                       Secretary
                                 SEI Global Capital                                     Vice President, Assistant
                                    Investments, Inc.                                      Secretary
                                 SEI Primus Holding Corp.                               Vice President, Assistant
                                                                                           Secretary
                                 SEI Investments Global Funds                           Vice President, Assistant
                                    Services                                               Secretary
                                 SEI Investments Fund                                   Vice President, Assistant
                                    Management                                             Secretary

Mark S. Wilson                   SEI Investments Management                             Vice President
   Vice President                   Corporation II

John D. Anderson                 SEI Investments Management                             Vice President
   Vice President                   Corporation II

Scott W. Dellorfano              SEI Investments Distribution                           Vice President
   Vice President                   Co.
                                 SEI Investments Management                             Vice President
                                    Corporation II

Scott C. Fanatico                SEI Investments Distribution                           Vice President
   Vice President                   Co.
                                 SEI Investments Management                             Vice President
                                    Corporation II

Steven A. Gardner                SEI Investments Distribution                           Vice President
   Vice President                   Co.
                                 SEI Investments Management                             Vice President
                                    Corporation II

Bridget Jensen                   SEI Investments Distribution                           Vice President
   Vice President                   Co.

       NAME AND POSITION
    WITH INVESTMENT ADVISER                      NAME OF OTHER COMPANY                       CONNECTION WITH OTHER COMPANY
-------------------------------  -----------------------------------------------------  -----------------------------------------
                                 SEI Investments Global Funds                           Vice President
                                    Services
                                 SEI Investments Fund                                   Vice President
                                    Management
                                 SEI Investments Management                             Vice President
                                    Corporation II

Alan H. Lauder                   SEI Global Investments Corp.                           Vice President
   Vice President                SEI Investments (South Africa)                         Director
                                    Limited
                                 SEI Investments Management                             Vice President
                                    Corporation II

Paul Lonergan                    SEI Investments Distribution                           Vice President
   Vice President                   Co.
                                 SEI Investments Management                             Vice President
                                    Corporation II

Ellen Marquis                    SEI Investments Distribution                           Vice President
   Vice President                   Co.
                                 SEI Investments Global                                 Vice President
                                    (Cayman), Limited
                                 SEI Investments Management                             Vice President
                                    Corporation II

Sherry Kajdan Vetterlein         SEI Investments Company                                Vice President, Assistant
   Vice President, Assistant                                                               Secretary
   Secretary
                                 SEI Investments Distribution                           Vice President, Assistant
                                    Co.                                                 Secretary
                                 SEI Investments, Inc.                                  Vice President, Assistant
                                                                                           Secretary
                                 SEI Ventures, Inc.                                     Vice President, Assistant
                                                                                           Secretary
                                 SEI Investments                                        Vice President, Assistant
                                    Developments, Inc.                                     Secretary
                                 SEI Insurance Group, Inc.                              Vice President, Assistant
                                                                                           Secretary
                                 SEI Funds, Inc.                                        Vice President, Assistant
                                                                                           Secretary
                                 SEI Global Investments Corp.                           Vice President, Assistant
                                                                                           Secretary
                                 SEI Family Office Services, LLC                        Vice President, Assistant
                                                                                           Secretary
                                 SEI Advanced Capital                                   Vice President, Assistant
                                    Management, Inc.                                       Secretary

       NAME AND POSITION
    WITH INVESTMENT ADVISER                      NAME OF OTHER COMPANY                       CONNECTION WITH OTHER COMPANY
-------------------------------  -----------------------------------------------------  -----------------------------------------
                                 SEI Primus Holding Corp.                               Vice President, Assistant
                                                                                           Secretary
                                 SEI Giving Fund                                        Vice President, Assistant
                                                                                           Secretary
                                 SEI Global Capital Investments,                        Vice President, Assistant
                                    Inc.                                                   Secretary
                                 SEI Investments Global Funds                           Vice President, Assistant
                                    Services                                               Secretary
                                 SEI Investments Fund                                   Vice President, Assistant
                                    Management                                             Secretary
                                 SEI Investments Management                             Vice President, Assistant
                                    Corporation II                                         Secretary
                                 SEI Venture Capital, Inc.                              Vice President, Assistant
                                                                                           Secretary
                                 SEI Investments Global                                 Vice President
                                    (Bermuda) Ltd.

William E. Zitelli, Jr.          SEI Investments Company                                Vice President, Assistant
   Vice President, Assistant                                                            Secretary
   Secretary
                                 SEI Investments Distribution                           Vice President, Assistant
                                    Co.                                                    Secretary
                                 SEI Investments, Inc.                                  Vice President, Assistant
                                                                                           Secretary
                                 SEI Ventures, Inc.                                     Vice President, Assistant
                                                                                           Secretary
                                 SEI Investments                                        Vice President, Assistant
                                    Developments, Inc.                                     Secretary
                                 SEI Insurance Group, Inc.                              Vice President, Assistant
                                                                                           Secretary
                                 SEI Funds, Inc.                                        Vice President, Assistant
                                                                                           Secretary
                                 SEI Global Investments Corp.                           Vice President, Assistant
                                                                                           Secretary
                                 SEI Advanced Capital                                   Vice President, Assistant
                                    Management, Inc.                                       Secretary
                                 SEI Primus Holding Corp.                               Vice President, Assistant
                                                                                           Secretary
                                 SEI Global Capital Investments,                        Vice President, Assistant
                                    Inc.                                                   Secretary
                                 SEI Investments Global Funds                           Vice President, Assistant
                                    Services                                               Secretary
                                 SEI Investments Fund                                   Vice President, Assistant
                                    Management                                             Secretary
                                 SEI Venture Capital, Inc.                              Vice President, Assistant
                                                                                           Secretary

       NAME AND POSITION
    WITH INVESTMENT ADVISER                      NAME OF OTHER COMPANY                       CONNECTION WITH OTHER COMPANY
-------------------------------  -----------------------------------------------------  -----------------------------------------
                                 SEI Investments Management                             Vice President, Assistant
                                    Corporation II                                         Secretary
                                 SEI Investments Global                                 Vice President, Assistant
                                    (Bermuda) Ltd.                                         Secretary

John C. Munch                    SEI Investments Company                                Vice President
   Vice President, Assistant
   Secretary
                                 SEI Investments Distribution                           Vice President, Assistant
                                    Co.                                                    Secretary
                                 SEI Investments, Inc.                                  Vice President, Assistant
                                                                                           Secretary
                                 SEI Ventures, Inc.                                     Vice President, Assistant
                                                                                           Secretary
                                 SEI Investments                                        Vice President, Assistant
                                    Developments, Inc.                                     Secretary
                                 SEI Insurance Group, Inc.                              Vice President, Assistant
                                                                                           Secretary
                                 SEI Funds, Inc.                                        Vice President, Assistant
                                                                                           Secretary
                                 SEI Global Investments Corp.                           Vice President, Assistant
                                                                                           Secretary
                                 SEI Advanced Capital                                   Vice President, Assistant
                                    Management, Inc.                                       Secretary
                                 SEI Global Capital                                     Vice President, Assistant
                                    Investments, Inc.                                      Secretary
                                 SEI Primus Holding Corp.                               Vice President, Assistant
                                                                                           Secretary
                                 SEI Investments Global Funds                           Vice President, Assistant
                                    Services                                               Secretary
                                 SEI Investments Fund                                   Vice President, Assistant
                                    Management                                             Secretary
                                 SEI Venture Capital, Inc.                              Vice President, Assistant
                                                                                           Secretary
                                 SEI Investments Management                             Vice President, Assistant
                                    Corporation II                                         Secretary

Wayne M. Withrow                 SEI Investments Company                                Executive Vice President
   Senior Vice President
                                 SEI Investments Distribution                           Senior Vice President
                                    Co.
                                 SEI Investments Global Funds                           Executive Vice President
                                    Services
                                 SEI Investments Fund                                   Executive Vice President
                                    Management
                                 SEI Investments Management                             Senior Vice President
                                    Corporation II

       NAME AND POSITION
    WITH INVESTMENT ADVISER                      NAME OF OTHER COMPANY                       CONNECTION WITH OTHER COMPANY
-------------------------------  -----------------------------------------------------  -----------------------------------------
                                 SEI Trust Company                                      Director

Joanne Nelson                    SEI Investments Distribution                           Vice President
   Vice President                   Co.

Rudolf F. Schmidt                SEI Investments (South Africa)                         Director
   Vice President                   Limited

David Campbell                   --                                                     --
   Senior Vice President

Al Chiaradonna                   --                                                     --
   Senior Vice President

Lori Heinel                      --                                                     --
   Senior Vice President

Brandon Sharrett                 --                                                     --
   Senior Vice President

Teresa Araco Rodgers             SEI Giving Fund                                        Secretary
   Vice President

Kevin Barr                       --                                                     --
   Senior Vice President

Corinne Coyle                    --                                                     --
   Vice President

Ross Ellis                       --                                                     --
   Vice President

Philip McCabe                    --                                                     --
   Vice President

Steven Meyer                     SEI Investments Trustee &                              Director
   Senior Vice President            Custodial Services (Ireland)
                                    Limited
                                 SEI Investments Global Funds                           Senior Vice President
                                    Services
                                 SEI Investments Fund                                   Senior Vice President
                                    Management
                                 SEI Investments Global                                 Director, Senior Vice President
                                    (Bermuda) Ltd.
                                 Lartington Limited                                     Director

Rosanne Miller                   SEI Investments Company                                Vice President, Assistant
   Vice President, Assistant                                                               Secretary
   Secretary
                                 SEI Investments Distribution                           Vice President, Assistant
                                    Co.                                                    Secretary

BANC OF AMERICA CAPITAL MANAGEMENT, LLC

Banc of America Capital Management, LLC ("BACAP LLC") is the Sub-Adviser for each of the Registrant's Funds. The principal business address of BACAP LLC is 101 S. Tryon Street, Suite 1000, Charlotte, NC 28255. BACAP LLC is an investment adviser registered under the Advisers Act.



       NAME AND POSITION
    WITH INVESTMENT ADVISER                      NAME OF OTHER COMPANY                       CONNECTION WITH OTHER COMPANY
-------------------------------- -----------------------------------------------------  --------------------------------------------
Edward D. Bedard                 BACAP Advisory Partners, LLC                           Chief Operating Officer, Senior
   Chief Administrative Officer,                                                           Vice President
   Treasurer, Manager,           Banc of America Capital                                Director
   Senior Vice President            Management (Ireland) Limited
                                 Banc of Amercia Capital                                Director, Senior Vice President,
                                    Management Alternative                                 Treasurer
                                    Advisors, Inc.
                                 BACAP Distributors, LLC                                Chief Operating Officer, Chief
                                                                                           Financial Officer, Manager,
                                                                                           Senior Vice President
                                 Bank of America, N.A.                                  Senior Vice President
                                 BACAP Institutional Multi-                             Director
                                    Strategy Hedge Fund, Ltd.
                                 BACAP Multi-Strategy Hedge                             Director
                                    Fund, Ltd.
                                 BACAP Opportunity Strategy                             Chief Financial Officer
                                    LLC
                                 Marisco Management Holdings,                           Treasurer, Senior Vice President
                                    L.L.C.
                                 NB Partner Corp.                                       Director, Treasurer, Senior
                                                                                           Vice President

Peter D. Taube                   BACAP Distributors, LLC                                Treasurer
  Chief Financial Officer
                                 BACAP Advisory Partners, LLC                           Treasurer

Cesare P. Tazza                  BACAP Distributors, LLC                                Senior Vice President
  Senior Vice President
                                 Banc of America Capital                                Senior Vice President
                                    Management Alternative
                                    Advisors, Inc.
                                 BACAP Advisory Partners,                               Senior Vice President
                                    LLC
                                 Bank of America, N.A.                                  Senior Vice President

ITEM 27. PRINCIPAL UNDERWRITERS:

     (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:


         SEI Daily Income Trust                               July 15, 1982
         SEI Tax Exempt Trust                                 December 3, 1982
         SEI Index Funds                                      July 10, 1985
         SEI Institutional Managed Trust                      January 22, 1987
         SEI Institutional International Trust                August 30, 1988
         The Advisors' Inner Circle Fund                      November 14, 1991
         STI Classic Funds                                    May 29, 1992
         The Arbor Fund                                       January 28, 1993
         Bishop Street Funds                                  January 27, 1995
         STI Classic Variable Trust                           August 18, 1995
         SEI Asset Allocation Trust                           April 1, 1996
         SEI Institutional Investments Trust                  June 14, 1996
         HighMark Funds                                       February 15, 1997
         Armada Funds                                         March 8, 1997
         Expedition Funds                                     June 9, 1997
         Oak Associates Funds                                 February 27, 1998
         The Nevis Fund, Inc.                                 June 29, 1998
         CNI Charter Funds                                    April 1, 1999
         The Armada Advantage Fund                            May 1, 1999
         Amerindo Funds Inc.                                  July 13, 1999
         iShares Inc.                                         January 28, 2000
         iShares Trust                                        April 25, 2000
         Pitcairn Funds                                       August 1, 2000
         First Focus Funds, Inc.                              October 1, 2000
         JohnsonFamily Funds, Inc.                            November 1, 2000
         The MDL Funds                                        January 24, 2001
         Causeway Capital Management Trust                    September 20, 2001


     The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").


     (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456. The Manager, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456.



                                       POSITION AND OFFICE                POSITIONS AND OFFICES
         NAME                            WITH UNDERWRITER                    WITH REGISTRANT
-----------------------   --------------------------------------------   ------------------------
Alfred P. West, Jr.       Director, Chairman of the Board of Directors              --
Carl A. Guarino           Director, Executive Vice President                        --
Edward D. Loughlin        Director, Executive Vice President             President, Chief
                                                                           Executive Officer

                                       POSITION AND OFFICE                POSITIONS AND OFFICES
         NAME                            WITH UNDERWRITER                     WITH REGISTRANT
-----------------------   --------------------------------------------   ------------------------
Mark J. Held              President & Chief Operating Officer                       --
Robert M. Silvestri       Chief Financial Officer & Treasurer                       --
Jack May                  Senior Vice President                                     --
Kevin P. Robins           Senior Vice President                                     --
Patrick K. Walsh          Senior Vice President                                     --
Timothy D. Barto          Vice President & Assistant Secretary           Vice President &
                                                                           Secretary
Todd Cipperman            Senior Vice President & General Counsel        Vice President &
                                                                           Assistant Secretary
Robert Crudup             Vice President                                            --
Richard A. Deak           Vice President & Assistant Secretary                      --
Scott W. Dellorfano       Vice President                                            --
Barbara Doyne             Vice President                                            --
William E. Zitelli, Jr.   Vice President & Assistant Secretary           Vice President &
                                                                           Assistant Secretary
Jeff Drennen              Vice President                                            --
Michael Farrell           Vice President                                            --
Vic Galef                 Vice President                                            --
Scott C. Fanatico         Vice President                                            --
Lydia A. Gavalis          Vice President & Assistant Secretary           Vice President &
                                                                           Assistant Secretary
Steven A. Gardner         Vice President                                            --
Greg Gettinger            Vice President                                            --
Kathy Heilig              Vice President                                            --
Bridget Jensen            Vice President                                            --
John Krzeminski           Vice President                                            --
Karen LaTourette          Secretary                                                 --
Paul Lonergan             Vice President                                            --
Ellen Marquis             Vice President                                            --
Christine M. McCullough   Vice President & Assistant Secretary           Vice President &
                                                                           Assistant Secretary
Carolyn McLaurin          Vice President                                            --
Rosanne Miller            Vice President & Assistant Secretary                      --
John C. Munch             Vice President & Assistant Secretary           Vice President &
                                                                           Assistant Secretary
Joanne Nelson             Vice President                                            --
Rob Redican               Vice President                                            --
Maria Rinehart            Vice President                                            --

                                       POSITION AND OFFICE                POSITIONS AND OFFICES
         NAME                            WITH UNDERWRITER                    WITH REGISTRANT
-----------------------   --------------------------------------------   ------------------------
Steve Smith               Vice President                                            --
Kathryn L. Stanton        Vice President                                            --
Sherry K. Vetterlein      Vice President & Assistant Secretary           Vice President &
                                                                           Assistant Secretary
Lori L. White             Vice President & Assistant Secretary                      --
Wayne M. Withrow          Senior Vice President                                     --


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS:

     Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

         (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
     (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:


             Wachovia Bank, N.A.

             Broad and Chestnut Streets
             P.O. Box 7618
             Philadelphia, Pennsylvania 19101

         (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and
     (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Manager:

             SEI Investments Fund Management
             Oaks, Pennsylvania 19456

         (d) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
     the required books and records are maintained at the principal offices of the Registrant's Adviser:

             Banc of America Capital Management, LLC
             101 S. Tryon Street, Suite 1000
             Charlotte, NC 28255

ITEM 29. MANAGEMENT SERVICES:

     None.

ITEM 30. UNDERTAKINGS:

     None

                                     NOTICE
     A copy of the Agreement and Declaration of Trust of SEI Liquid Asset Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Unitholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post Effective Amendment No. 29 to Registration Statement No. 2-73428 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 29th day of October, 2003.


                                        SEI LIQUID ASSET TRUST

                                        BY:        /s/ EDWARD D. LOUGHLIN
                                            ------------------------------------
                                                       Edward D. Loughlin
                                                           PRESIDENT

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the dates indicated.


                    *
----------------------------------------   Trustee                                October 29, 2003
            William M. Doran

                    *
----------------------------------------   Trustee                                October 29, 2003
            F. Wendell Gooch

                    *
----------------------------------------   Trustee                                October 29, 2003
            Robert A. Nesher

                    *
----------------------------------------   Trustee                                October 29, 2003
             James M. Storey

                    *
----------------------------------------   Trustee                                October 29, 2003
           George J. Sullivan

                    *
----------------------------------------   Trustee                                October 29, 2003
           Rosemarie B. Greco

         /s/ EDWARD D. LOUGHLIN
----------------------------------------   President Chief                        October 29, 2003
             Edward D. Loughlin              Executive Officer

           /s/ JAMES R. FOGGO
----------------------------------------   Controller Chief Financial             October 29, 2003
               James R. Foggo                Officer

*By:     /s/ EDWARD D. LOUGHLIN
     -----------------------------------
             Edward D. Loughlin
              ATTORNEY-IN-FACT

                                  EXHIBIT INDEX


  EXHIBIT NUMER                              DESCRIPTION
-----------------    -----------------------------------------------------------
                     Registrant's Agreement and Declaration of Trust as
                       originally filed with Registrant's Registration Statement
                       on Form N-1A filed with the SEC on July 29, 1981, as
                       amended in Post-Effective Amendment No. 8 filed with the
                       SEC on March 7, 1988 is incorporated by reference to
                       Exhibit 1 of Post-Effective Amendment No. 19 filed with
                       the SEC on October 30, 1995.

                     Amended By-Laws dated February 20, 2001 are incorporated by reference to Exhibit (b)(2) of Post-Effective Amendment
                       No. 26 filed with the SEC on October 29, 2001.

                     Not applicable.

EX-99.(d)(1)         Investment Advisory Agreement between SIMC and SEI Liquid
                       Asset Trust is filed herewith.

EX-99.(d)(2)         Investment Sub-Advisory Agreement between SIMC and Banc of
                       America Capital Management, LLC is filed herewith.

EX-99.(d)(3)         Amendment to Investment Sub-Advisory Agreement between SIMC and Banc of America Capital Management, LLC is filed
                       herewith.

                     Amended and Restated Distribution Agreement dated September
                       16, 2002 is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 27 filed with the SEC on
                       September 30, 2002.

                     Not applicable.

                     Custodian Agreement dated September 1, 1981 by and between
                       TrustFunds Liquid Asset Trust and The Philadelphia
                       National Bank as originally filed with Pre-Effective
                       Amendment No. 1 to Registrant's Registration Statement on
                       Form N-1A filed with the SEC on October 22, 1981 is incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 19 filed with the SEC on
                       October 30, 1995.

                     Custodian Agreement dated October 25, 1984 between
                       TrustFunds Liquid Asset Trust and First Interstate Bank of Oregon as originally filed with Post-Effective
                       Amendment No. 4 to Registrant's Registration Statement on
                       Form N-1A filed with the SEC on August 29, 1985 is incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 19 filed with the SEC on
                       October 30, 1995.

EX-99.(h)            Amended and Restated Administration and Transfer Agency
                       Agreement is filed herewith.

EX-99.(i)            Opinion and Consent of Counsel is filed herewith.

EX-99.(j)            Consent of Independent Public Accountants is filed
                       herewith.

                     Not applicable.

                     Not applicable.

                     Shareholder Service Plan and Agreement with respect to the
                       Class A and Class D shares is incorporated by reference to Exhibit 15(d) of Post-Effective Amendment No. 20 filed with the SEC on August 28, 1996.

  EXHIBIT NUMER                              DESCRIPTION
-----------------    -----------------------------------------------------------
                     Amended and Restated Rule 18f-3 Plan is incorporated by
                       reference to Exhibit (n) of Post-Effective Amendment
                       No. 27 filed with the SEC on September 30, 2002.

                     Code of Ethics for SEI Investments Company dated December
                       2000 is incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 3 of SEI Insurance Products
                       Trust's Registration Statement on Form N-1A (File
                       Nos. 811-09183 and 333-70013), filed with the SEC on April 27, 2001 (Accession #0000912057-01-511209).

                     Code of Ethics for SEI Liquid Asset Trust dated March 20,
                       2000 is incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 33 of SEI Institutional
                       Managed Trust's Registration Statement on Form N-1A (File
                       Nos. 33-09504 and 811-04878), filed with the SEC on June
                       30, 2000.

                     Code of Ethics for Banc of America Capital Management, LLC
                       is incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 27 filed with the SEC on
                       September 30, 2002.

EX-99.(q)            Powers of Attorney for Robert A. Nesher, William M. Doran,
                       George J. Sullivan, Jr., F. Wendell Gooch,
                       Rosemarie B. Greco, James R. Foggo, James M. Storey and
                       Edward D. Loughlin are herein incorporated by reference
                       to Exhibit (q) of Post-Effective Amendment No. 5 to SEI
                       Insurance Products Trust's Registration Statement on
                       Form N-1A (File No. 333-70013) filed with the SEC on
                       April 30, 2003.